                                                      Registration No. 333-89897


     As filed with the Securities and Exchange Commission on April 10, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 2
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                              2727-A Allen Parkway
                           Houston, Texas  77019-2191
         (Complete Address of Depositor's Principal Executive Offices)

                             Pauletta P. Cohn, Esq.
                             Deputy General Counsel
                        American General Life Companies
                               2929 Allen Parkway
                              Houston, Texas 77019
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on May 1, 2001 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET

ITEM NO. OF FORM N-8B-2*                   PROSPECTUS CAPTION
-----------------------------              -------------------
1                                          Additional Information: Separate Account VL-R
2                                          Additional Information: AGL.
3                                          Inapplicable.**
4                                          Additional Information: Distribution of Policies.
5, 6                                       Additional Information: Separate Account VL-R.
7                                          Inapplicable.**
8                                          Inapplicable.**
9                                          Additional Information: Legal Matters.
10(a)                                      Additional Information: Your Beneficiary, Assigning
                                             Your Policy.
10(b)                                      Basic Questions You May Have: How will the value
                                             of my investment in a Policy change over time?
10(c)(d)                                   Basic Questions You May Have: How can I change
                                             my Policy's insurance coverage? How can I access
                                             my investment in a Policy? Can I choose the form
                                             in which AGL pays out any proceeds from my
                                             Policy?
10(e)                                      Basic Questions You May Have: Must I invest any
                                             minimum amount in a policy?
10(f)                                      Additional Information: Voting Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)     Basic Questions You May Have: To what extent will
                                             AGL vary the terms and conditions of the Policies
                                             in  particular cases? Additional Information: Voting
                                             Privileges; Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)     Inapplicable.**
10(i)                                      Additional Information: Separate Account VL-R;Tax
                                             Effects.
11                                         Basic Questions You May Have: How will the value
                                             of my investment in a Policy change over time?
12(a)                                      Additional Information: Separate Account VL-R.
                                             Front Cover.
12(b)                                      Inapplicable.**
12(c), 12(d)                               Inapplicable.**
12(e)                                      Inapplicable, because the Separate Account did not
                                             commence operations.
13(a)                                      Basic Questions You May Have: What charges will
                                             AGL deduct from my investment in a Policy? What
                                             charges and expenses will the Mutual Funds deduct
                                             from the amounts I invest through my  Policy?
                                             Additional Information: More About Policy Charges.
13(b)                                      Illustrations of Hypothetical Policy Benefits.
13(c)                                      Inapplicable.**
13(d)                                      Basic Questions You May Have: To what extent will
                                             AGL vary the terms and conditions of the Policy in
                                             particular cases?
13(e), 13(f), 13(g)                        None.
14                                         Basic Questions You May Have: How  can I invest
                                             money in a Policy?
15                                         Basic Questions You May Have: How can I invest
                                             money in a Policy?  How do I communicate with AGL?
16                                         Basic Questions You May Have: How will the value
                                             of my investment in a Policy change over time?
                                           Additional Information:  Separate Account VL-R.


ITEM NO.                                   ADDITIONAL INFORMATION
-----------------------------              ----------------------
17(a), 17(b)                               Captions referenced under Items 10(c), 10(d), and 10(e).
17(c)                                      Inapplicable.**
18(a)                                      Captions referred to under Item 16.
18(b), 18(d)                               Inapplicable.**
18(c)                                      Additional Information: Separate Account VL-R.
19                                         Additional Information: Separate Account VL-R;
                                             Our Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f)   Inapplicable.**
21(a), 21(b)                               Basic Questions You May Have: How can I access
                                             my investment in a Policy? Additional Information:
                                             Payment of Policy Proceeds.
21(c)                                      Inapplicable.**
22                                         Additional Information: Payment of Policy Proceeds-
                                             Delay to Challenge Coverage.
23                                         Inapplicable.**
24                                         Additional Information. Additional Rights That We
                                             Have.
25                                         Additional Information: AGL.
26                                         Inapplicable, because the Separate Account has
                                             not yet commenced operations.
27                                         Additional Information: AGL.
28                                         Additional Information: AGL's Management.
29                                         Additional Information: AGL.
30, 31, 32, 33, 34                         Inapplicable, because the Separate Account has not
                                             yet commenced operations.
35                                         Inapplicable.**
36                                         Inapplicable.**
37                                         None.
38, 39                                     Additional Information: Distribution of the Policies.
40                                         Inapplicable, because the Separate Account has not
                                             yet commenced operations.
41(a)                                      Additional Information: Distribution of the Policies.
41(b), 41(c)                               Inapplicable.**
42, 43                                     Inapplicable, because the Separate Account has not
                                             yet commenced operations or issued any securities.
44(a)(1), 44(a)(2), 44(a)(3)               Basic Questions You May Have: How will the value
                                             of my investment in a Policy change over time?
44(a)(4)                                   Additional Information: Tax Effects--Our taxes.
44(a)(5), 44(a)(6)                         Basic Questions You May Have: What charges will
                                             AGL deduct from my investment in a Policy?
44(b)                                      Inapplicable.**
44(c)                                      Caption referenced in 13(d) above.
45                                         Inapplicable, because the Separate Account has not
                                             yet commenced operations
46(a)                                      Captions referenced in 44(a) above.
46(b)                                      Inapplicable.**
47, 48, 49                                 None.
50                                         Inapplicable.**
51                                         Inapplicable.**
52(a), 52(c)                               Basic Questions You May Have: To what extent can
                                             AGL vary the terms and conditions of the Policy in
                                             particular cases?  Additional Information:
                                           Additional Rights That We Have.

52(b), 52(d)                               None.
53(a)                                      Additional Information: Tax Effects--Our taxes.
53(b), 54                                  Inapplicable.**
55                                         Illustrations of Hypothetical Policy Benefits.
56-59                                      Inapplicable.**
-----------------
*  Registrant includes this Reconciliation and Tie in its  Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6.
   Separate Account VL-R ("Account") has previously filed a notice of registration as an investment company on Form N-8A under the Investment
   Company Act of 1940 ("Act"), and a Form N-8B-2 Registration  Statement.
   Pursuant to Sections 8 and 30(b)(1) of the Act, Rule 30a-1 under the Act, and
   Forms N-8B-2 and N-SAR under that Act, the Account  will keep its Form N-8B-2
   Registration  Statement current through the filing of periodic reports required by the Securities and Exchange Commission ("Commission").

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.


                                                          AG LEGACY PLUS
                             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY (THE "POLICY") ISSUED BY
                                          AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")


         ADMINISTRATIVE CENTER:                                         HOME OFFICE:                    PREMIUM PAYMENTS:
                                                                                                        (EXPRESS PAYMENTS AND
(EXPRESS DELIVERY)                     (U.S. MAIL)                                                      U.S. MAIL)
VUL Administration                     VUL Administration               2727-A Allen Parkway            #1 Franklin Square
2727-A Allen Parkway                   P. O. Box 4880                   Houston, Texas 77019-2191       Springfield, IL 62713-0001
Houston, Texas 77019-2191              Houston, Texas 77210-4880        1-713-831-3443,
1-713-831-3443, 1-888-325-9315                                          1-888-325-9315
(Hearing Impaired) 1-888-436-5258
Fax: 1-877-445-3098
(EXCEPT PREMIUM PAYMENTS)

This booklet is called the "prospectus."

     Investment options. You may use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

                     FUND                                      INVESTMENT ADVISER                   INVESTMENT OPTION
                     ----                                      ------------------                   -----------------

 .     AIM Variable Insurance Funds..................    A I M Advisors, Inc..................   AIM V.I. International Equity Fund
 .     American Century Variable Portfolios, Inc. ...    American Century Investment..........   VP Value Fund
                                                         Management, Inc.
 .     Fidelity Variable Insurance Products Fund.....    Fidelity Management & Research.......   VIP Asset Manager(SM) Portfolio
                                                         Company                                VIP Contrafund Portfolio
                                                        VIP Equity-Income Portfolio
                                                        VIP Growth Portfolio
 .     Franklin Templeton Variable Insurance.........    Franklin Advisers, Inc...............   Franklin Small Cap Fund - Class 2
       Products Trust                                   Templeton Investment Counsel, LLC. ..   Templeton International Securities
                                                                                                 Fund - Class 2
 .     MFS Variable Insurance Trust..................    Massachusetts Financial Services.....   MFS Emerging Growth Series
                                                         Company                                MFS New Discovery Series
                                                                                                MFS Total Return Series
 .     Neuberger Berman Advisers Management
       Trust........................................    Neuberger Berman Management Inc......   Partners Portfolio
 .     North American Funds Variable Product
       Series I.....................................    American General Advisers............   International Equities Fund
                                                                                                MidCap Index Fund
                                                                                                Money Market Fund
                                                                                                Stock Index Fund
 .     Oppenheimer Variable Account Funds............    OppenheimerFunds, Inc................   Oppenheimer High Income
                                                                                                 Fund/VA
 .     PIMCO Variable Insurance Trust................    Pacific Investment Management........   PIMCO Real Return Bond Portfolio
       Administrative Class                              Company LLC                            PIMCO Total Return Bond Portfolio
 .     Putnam Variable Trust.........................    Putnam Investment Management, LLC. ..   Putnam VT Diversified Income
                                                                                                 Fund - Class IB
                                                                                                Putnam VT Small Cap Value Fund
                                                                                                 - Class IB
                                                                                                Putnam VT Vista Fund
                                                                                                 - Class IB
                                                                                                Putnam VT Voyager Fund
                                                                                                 - Class IB
 .     Van Kampen Life Investment Trust..............    Van Kampen Asset Management Inc. ....   Emerging Growth Portfolio
       - Class I Shares                                                                         Government Portfolio

SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE ACCUMULATION VALUE THAT YOU ALLOCATE TO ANY OF THE INVESTMENT OPTIONS LISTED ON PAGE 1. THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ON PAGE 1. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD BE SURE YOU ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR AGL REPRESENTATIVE OR FROM US AT OUR HOME OFFICE OR ADMINISTRATIVE CENTER LISTED ON THE FRONT OF THIS PROSPECTUS.

  Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market division and allocated to the investment options at the same time as your initial net premium.

  Charges and expenses. We deduct charges and expenses, including charges for any additional benefit riders you choose, from the amounts you invest in the Policy. These are described beginning on page 6.

  NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

  THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.



                     THIS PROSPECTUS IS DATED MAY 1, 2001.

                            GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you purchase an AG Legacy Plus policy ("Policy") or exercise any of your rights or privileges under a Policy. Please read this prospectus carefully and keep it for future reference.

  Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                       PAGE TO
                                                                     SEE IN THIS
  BASIC QUESTIONS YOU MAY HAVE                                        PROSPECTUS
  ----------------------------                                       -----------

   .   What are the Policies?.............................................  4

   .   How can I invest money in a Policy?................................  5

   .   How will the value of my investment in a Policy change over time?..  6

   .   What charges will AGL deduct from my investment in a Policy?.......  6

   .   What charges and expenses will the Mutual Funds deduct from amounts I invest through my Policy?................................  8

   .   What is the basic amount of insurance ("death benefit")
       that AGL pays when the insured person dies?........................ 12

   .   Must I invest any minimum amount in a Policy?...................... 13

   .   How can I change my Policy's investment options?................... 14

   .   How can I change my Policy's insurance coverage?................... 14

   .   What additional rider benefits might I select?..................... 15

   .   How can I access my investment in a Policy?........................ 15

   .   Can I choose the form in which AGL pays out proceeds from my
       Policy?............................................................ 17

   .   To what extent can AGL vary the terms and conditions of the Policy in particular cases?............................................... 18

   .   How will my Policy be treated for income tax purposes?............. 19

   .   How do I communicate with AGL?..................................... 19

     Financial statements. We have included certain financial statements of AGL and Separate Account VL-R in this prospectus. These begin on page VL-R-1.

     Special words and phrases. The Index of Words and Phrases that appears at the back of this prospectus will tell you on what page you can read more about many of the words and phrases that we use.

                          BASIC QUESTIONS YOU MAY HAVE

WHAT ARE THE POLICIES?

     Summary. This prospectus describes AG Legacy Plus flexible premium variable life insurance Policies issued by AGL. AG Legacy Plus Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. AG Legacy Plus pays a death benefit to a beneficiary you designate when the insured person dies. You choose one of two death benefit options.

     We apply your net premiums to your Policy. You may invest your premiums in one or more of the variable investment options. The value of your investment in a variable investment option depends on the investment results of the related Mutual Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline.

     Other choices you have. During the insured person's lifetime, you may, within limits, (1) request an increase in the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, and
(4) choose whether your accumulation value under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary.

     Administrative Center. The Administrative Center provides service to applicants and Policy owners. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See "How do I communicate with AGL?" on page 19. Also see "Services Agreements" on page 48. This booklet is called the "prospectus."

     Illustrations of a hypothetical Policy. Starting on page 23, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative will also provided you with a similar sample illustration that is more tailored to your own circumstances and wishes.

     Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 27 or in the Policy. A table of contents for the "Additional Information" portion of this prospectus also appears on page 27. You can obtain copies of the Policy from (and direct any other questions to) your AGL representative or our Administrative Center (shown on the first page of this prospectus).

HOW CAN I INVEST MONEY IN A POLICY?

     Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. We can refuse to accept a subsequent premium payment that is less than $50. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

     Limits on premium payments. Federal tax law limits your ability to make certain very large amounts of premium payments (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. Also, in certain limited circumstances (if your Policy is determined to be a "modified endowment contract" or if additional premiums cause the death benefit to increase more than the accumulation value), we may refuse to accept an additional premium if the insured person does not provide us with adequate evidence that he/she continues to meet our requirements for issuing insurance. These tax law requirements and a discussion of modified endowment contracts are summarized further under "Tax Effects" beginning on page 29.

     Checks and money orders. You may pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium must be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payment shown on the front cover of this prospectus. We also accept premium payments by bank draft, wire, or by exchange from another insurance company. Premium payments from salary deduction plans may only be made if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown on the first page of this prospectus.

     Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed.

     Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other investment options that you choose. You tell us whether you want these transfers to be made monthly, quarterly, semi-annually or annually. We make the transfers as of the end of the valuation period that contains the day of the month that you select other than the 29th, 30th or 31st day of the month. The term "valuation period" is described on page 38. You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. You cannot participate in dollar cost averaging while also using automatic rebalancing (discussed below). Dollar cost averaging ceases upon your request, or if your accumulation value in the money market option becomes exhausted. We do not charge you for using this service.

     Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each investment option under your Policy to correspond to your then current premium allocation designation. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. You cannot participate in this program while also participating in dollar cost averaging (discussed above). Rebalancing ends upon your request. We do not charge you for using this service.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

     Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 6 under "Deductions from each premium payment." We invest the rest in one or more of the investment options listed on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

     Your investment options. We invest the accumulation value that you have allocated to any investment option in shares of a corresponding Mutual Fund. Over time, your accumulation value in any investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 6 under "What charges will AGL deduct from my investment in a Policy?"

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. This includes information about the investment performance that each Fund's investment manager has achieved. You can request additional free copies of these prospectuses from your AGL representative or our Administrative Center shown on the first page of this prospectus.

     Policies are "non-participating." You will not be entitled to any dividends from AGL.

WHAT CHARGES WILL AGL DEDUCT FROM MY INVESTMENT IN A POLICY?

     Deductions from each premium payment. There is currently no deduction from each premium payment you make. However, we have the right at any time to assess a charge not to exceed more than 1.5% on all future premium payments for the costs associated with the issuance of the Policy and administrative services we perform.

     Daily Charge. We will deduct a daily charge based on either the guaranteed rate or the current rate (if lower than the guaranteed rate) for the costs associated with the mortality and expense risks we assume under the Policy.

     . The guaranteed daily charge will be at an annual effective rate of .90% for the first 10 Policy Years, .65% for Policy Years 11 - 20 and .40% thereafter. The guaranteed daily deduction charges are .15% higher than the current daily charges. The guaranteed daily deduction charges are the maximums we may charge; we may charge less, but we can never charge more.

     . The current daily charge will be at an annual effective rate of .75% of your accumulation value that is then being invested in any of the investment options. After a Policy has been in effect for 10 years, we intend to reduce the rate of the current charge to .50%, and after 20 years, we intend to further reduce the current charge to .25%. We may change the applicable current charge at any time as long as the charge does not exceed the guaranteed daily charge.

     Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies, a greater amount at risk results in a higher monthly insurance charge. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as insured persons die.

     For otherwise identical Policies, a higher cost of insurance rate also results in a higher monthly insurance charge. Our cost of insurance rates are generally guaranteed not to exceed those that will be specified in your Policy.

     We will offer the Policy on a simplified issue method based on our established guidelines, including that the specified amount of the Policy cannot exceed $250,000. Our cost of insurance rates will generally be higher for a simplified issue Policy.

     In general, our cost of insurance rates increase with the insured person's age. The longer you own your Policy, the higher the cost of insurance rate will be. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male (except in Montana where such costs cannot be based on gender).

     Similarly, our current cost of insurance rates are generally lower for non-smokers than smokers. Insured persons who present particular health, occupational or non-work related risks may be charged higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policy.

     Our cost of insurance rates also are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

     Partial surrender fee. The fee for each partial surrender you make will be the lesser of 2% of the amount withdrawn or $25 to cover administrative services. This charge is currently $10. This charge will be deducted from the remaining accumulation value in the investment options in the same ratio as the requested partial surrender.

     Charge for taxes. We can make a charge in the future for federal or state taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

     Allocation of charges. You may choose the investment options from which we deduct all monthly charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in proportion to the amount of accumulation value you then have in each investment option.

     For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 36.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

     Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:

THE MUTUAL FUNDS' ANNUAL EXPENSES/1/  (as a percentage of average net assets)

                                                            FUND                       OTHER FUND           TOTAL FUND
                                                         MANAGEMENT                    OPERATING            OPERATING
                                                        FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                          EXPENSE         12b-1         EXPENSE              EXPENSE
                   NAME OF FUND                      REIMBURSEMENT)/7/     FEES    REIMBURSEMENT)/7/    REIMBURSEMENT)/7/
                   ------------                      ------------------   ------   ------------------   ------------------
AIM VARIABLE INSURANCE FUNDS:/1/
    AIM V.I. International Equity Fund                      0.73%                         0.29%                1.02%


                                                    (Footnotes begin on page 10)

                                                            FUND                       OTHER FUND           TOTAL FUND
                                                         MANAGEMENT                    OPERATING            OPERATING
                                                        FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                          EXPENSE         12b-1         EXPENSE              EXPENSE
                   NAME OF FUND                      REIMBURSEMENT)/7/     FEES    REIMBURSEMENT)/7/    REIMBURSEMENT)/7/
                   ------------                      ------------------   ------   ------------------   ------------------
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC.:/1/
     VP Value Fund                                          1.00%                         0.00%                1.00%

FIDELITY VARIABLE INSURANCE
   PRODUCTS FUND:/1,2/

     VIP Asset Manager(SM) Portfolio                        0.53%          0.25%          0.10%                0.88%

     VIP Contrafund Portfolio/3/                            0.57%          0.25%          0.10%                0.92%

     VIP Equity-Income Portfolio/3/                         0.48%          0.25%          0.10%                0.83%

     VIP Growth Portfolio/3/                                0.57%          0.25%          0.09%                0.91%

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST/1/:

     Franklin Small Cap Fund - Class 2/4, 5, 6/             0.49%          0.25%          0.28%                1.02%

     Templeton International Securities                     0.67%          0.25%          0.20%                1.12%
         Fund - Class 2/4/

MFS VARIABLE INSURANCE TRUST:/1/

     MFS Emerging Growth Series/8/                          0.75%                         0.10%                0.85%

     MFS New Discovery Series/7,8/                          0.90%                         0.16%                1.06%

     MFS Total Return Series/8/                             0.75%                         0.15%                0.90%

NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST:/1/

     Partners Portfolio                                     0.82%                         0.10%                0.92%

NORTH AMERICAN FUNDS VARIABLE
  PRODUCT SERIES I:/1/

     International Equities Fund                            0.35%                         0.06%                0.41%

     MidCap Index Fund                                      0.31%                         0.05%                0.36%

     Money Market Fund                                      0.50%                         0.06%                0.56%

     Stock Index Fund                                       0.26%                         0.05%                0.31%

OPPENHEIMER VARIABLE ACCOUNT
   FUNDS:/1/

     Oppenheimer High Income Fund/VA                        0.74%                         0.05%                0.79%

                                                    (Footnotes begin on page 10)

                                                            FUND                       OTHER FUND           TOTAL FUND
                                                         MANAGEMENT                    OPERATING            OPERATING
                                                        FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                          EXPENSE         12b-1         EXPENSE              EXPENSE
                   NAME OF FUND                      REIMBURSEMENT)/7/     FEES    REIMBURSEMENT)/7/    REIMBURSEMENT)/7/
                   ------------                      ------------------   ------   ------------------   ------------------
PIMCO VARIABLE INSURANCE
   TRUST ADMINISTRATIVE CLASS:/1,9/

    PIMCO Real Return Bond Portfolio                        0.25%                         0.40%                0.65%

    PIMCO Total Return Bond Portfolio                       0.25%                         0.40%                0.65%

PUTNAM VARIABLE TRUST:/10,11/
     Putnam VT Diversified Income Fund                      0.68%          0.25%          0.10%                1.03%
      - Class IB

     Putnam VT Small Cap Value Fund                         0.80%          0.25%          0.30%                1.35%
      - Class IB

     Putnam VT Vista Fund                                   0.60%          0.25%          0.07%                0.92%
      - Class IB

     Putnam VT Voyager Fund                                 0.51%          0.25%          0.05%                0.81%
      - Class IB

VAN KAMPEN LIFE INVESTMENT TRUST-
   CLASS I SHARES:/1/

     Emerging Growth Portfolio                              0.70%                         0.05%                0.75%

     Government Portfolio/8/                                0.31%                         0.29%                0.60%
--------------------------------------------------------------------------------------------------------------------------------

/1/Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. The fees do not have a direct relationship to the Mutual Funds' Annual Expenses, and do not increase the amount of charges you pay under your Policy. (See "Certain arrangements" under "More About Policy Charges" on page 37 .)

/2/The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.

/3/Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective
May 1, 2000.

/4/The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

/5/Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective
May 1, 2000.

/6/The manager has agreed in advance to make an estimated reduction of 0.04% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's

                                                 (Footnotes continue on page 11)

Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.06%. See the accompanying Franklin Small Cap Fund prospectus for details.

/7/For the Funds indicated, management fees and other expenses as shown for fiscal year 2000 would have been the percentages shown below without certain voluntary expense reimbursements from the investment adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2000 fees and expenses.

                                                           OTHER        TOTAL
                                              FUND          FUND         FUND
                                           MANAGEMENT    OPERATING    OPERATING
              NAME OF FUND                    FEES        EXPENSES     EXPENSES
----------------------------------------   -----------   ----------   ----------
MFS VARIABLE INSURANCE TRUST:

    New Discovery Series                      0.90%        0.19%        1.09%

PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:
    PIMCO Total Return Bond Portfolio         0.25%        0.41%        0.66%

VAN KAMPEN LIFE INVESTMENT TRUST
  -CLASS I SHARES:

    Government Portfolio                      0.50%        0.29%        0.79%

No other Funds received any such reimbursements.

/8/Each of the MFS Emerging Growth, MFS New Discovery and MFS Total Return Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series.
Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.84% for MFS Emerging Growth Series, 1.05% for MFS New Discovery Series, and 0.89% for MFS Total Return Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.

/9/AGL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust.

/10/The prospectus for Putnam Variable Trust - under "Distribution Plan" discusses this 12b-1 fee.

/11/The Fund's fees have been restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC. The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

                                                 (Footnotes continue on page 12)

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT AGL PAYS WHEN THE INSURED PERSON DIES?

          Your specified amount of insurance. In your application to buy an AG Legacy Plus Policy, you will tell us how much life insurance coverage you want on the life of the insured person. We call this the "specified amount" of insurance.

          Your death benefit. The basic death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. At any time before the death of the insured person, you can choose whether the basic death benefit we will pay is

          . Option 1 - The specified amount on the date of the insured person's death; or

          . Option 2 - The specified amount plus the Policy's accumulation value on the date of death.

          Under Option 2, your death benefit will tend to be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

          We will automatically pay an alternative basic death benefit if it is higher than the basic Option 1 or Option 2 death benefit (whichever you have selected). The alternative basic death benefit is computed by multiplying your Policy's accumulation value on the insured person's date of death by the following percentages:

    TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE MULTIPLE OF
                           POLICY ACCUMULATION VALUE


          INSURED'S                      INSURED'S
           AGE ON            % OF         AGE ON          % OF
           POLICY        ACCUMULATION     POLICY      ACCUMULATION
        ANNIVERSARY*        VALUE       ANNIVERSARY*     VALUE
       ---------------   ------------   -----------   ------------
            0-40             250            60            130
             41              243            61            128
             42              236            62            126
             43              229            63            124
             44              222            64            122
             45              215            65            120
             46              209            66            119
             47              203            67            118
             48              197            68            117
             49              191            69            116
             50              185            70            115

          INSURED'S                      INSURED'S
           AGE ON            % OF         AGE ON          % OF
           POLICY        ACCUMULATION     POLICY      ACCUMULATION
        ANNIVERSARY*        VALUE       ANNIVERSARY*     VALUE
       ---------------   ------------   -----------   ------------


             51              178            71            113
             52              171            72            111
             53              164            73            109
             54              157            74            107
             55              150          75-90           105
             56              146            91            104
             57              142            92            103
             58              138            93            102
             59              134            94            101
                                           95+            100
--------------
* Nearest age at the beginning of the Policy year in which the insured person dies.

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure your Policy's cash surrender value stays above zero. The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

     Policy lapse and reinstatement. If your Policy's cash surrender value (the Policy's accumulation value less Policy loans and loan interest during the first 5 Policy years) falls to an amount insufficient to cover the monthly charges, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy will end without value and all coverage under your Policy and all riders will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you will have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another free of charge. You may make transfers at any time. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $500. See "Additional Rights That We Have" on page 42.

     Market Timing. The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other policy owners.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

     Increase in coverage. You may at any time request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. The monthly insurance charge for the increase will be based on the age and risk class of the insured person at the time of the increase.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the death benefit amount cannot be less than the greater of
(i) $50,000, and (ii) any death benefit amount which, upon comparing such amounts to the sums already paid, would result in an excess of premium payments.

     Change of death benefit option. You may at any time, prior to the insured person's death, request that we change your coverage from death benefit Option 1 to Option 2 or vice-versa.

     . If you change from Option 1 to Option 2, we also automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change.

     . If you change from Option 2 to Option 1, we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

If you change from Option 1 to Option 2, we also reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change.

If you do not want to decrease your specified amount you must also request an increase in coverage. See "Increase in coverage" on page 14.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 29 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

     You can request that your Policy include the maturity extension rider benefit described below. Eligibility for and changes in this benefit are subject to our rules and procedures as in effect from time to time. More details are included in the form of the rider, which we suggest that you review if you choose this benefit.

     Maturity Extension Rider
     ------------------------

     .    This rider permits you to extend the Policy's maturity date beyond
     what it otherwise would be.   The rider provides for a death benefit after
     the original maturity date that is equal to the accumulation value on the date of death. With this rider, all accumulation value that is in the separate account can remain there.

     . In this rider, only the insurance coverage associated with the base policy will be extended beyond the original maturity date. No additional premium payments, new loans, monthly insurance charge, or changes in specified amount will be allowed after the original maturity date. There is no charge for this rider except for a flat monthly charge of no more than $10 each month after the original maturity date.

     . Extension of the maturity date beyond the insured person's age 100 may result in the current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

     Full surrender. You may at any time, without charge, surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans. We call this amount your "cash surrender value."

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. If the Option 1 death benefit is then in effect, we will also automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     Exchange of Policy in certain states. Certain states require that a policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

     Partial surrender fee. The fee for each partial surrender you make will be the lesser of 2% of the amount withdrawn or $25 to cover administrative services. This charge is currently $10. This charge will be deducted from the remaining accumulation value in the investment options in the same ratio as the requested partial surrender.

     Policy loans. You may at any time borrow from us an amount equal to your Policy's cash surrender value less the interest that will be payable on your loan through your next Policy anniversary. This rule is not applicable in all states. The minimum amount of each loan is $500.

     We remove from your investment options an amount equal to your loan and hold that amount as additional collateral for the loan. We will credit your Policy with interest on this collateral amount at an effective annual rate of 4% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $500) of your loan at any time before the death of the insured while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by an unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

     Preferred loan interest rate. We will credit a higher interest rate, but not more than 4.75%, on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. The maximum amount of new loans that will receive this preferred loan interest rate for any year is:

     . 10% of your Policy's accumulation value (including any loan collateral we are holding for your Policy loans) at of the Policy anniversary; or

     . if less, your Policy's maximum remaining loan value at that Policy anniversary.

     We intend to set the rate of interest we credit to your preferred collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost of borrowing for that amount. We have full discretion to vary the preferred rate, provided that it will always be greater than the rate we are then crediting in connection with regular Policy loans, and will never be less than an effective annual rate of 4.5%. Because we first offered the Policies in 2000, we have not yet applied the preferred loan interest rate to any Policy loan amounts.

     Maturity of your Policy. If the insured person is still living on the "Maturity Date" shown on page 3 of your Policy, we will automatically pay you the cash surrender value of the Policy, and the Policy will end. The maturity date is the Policy anniversary nearest the insured person's 100th birthday.

     Tax considerations. Please refer to "How will my policy be treated for income tax purposes?" for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy.

CAN I CHOOSE THE FORM IN WHICH AGL PAYS OUT THE PROCEEDS FROM MY POLICY?

     Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the insured person's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .    Option 1 - Equal monthly payments for a specified period of time.

     . Option 2 - Equal monthly payments of a specified amount until all amounts are paid out.

     . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4 - Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

     Additional payment options may also be available with our consent. We have the right to reject any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN AGL VARY THE TERMS AND CONDITIONS OF THE POLICY IN PARTICULAR CASES?

     Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     Underwriting. We use two underwriting methods to issue a Policy, simplified underwriting and full underwriting, which are described below. We reserve the right to request additional information or reject an application for any reason under either underwriting procedure.

     . Simplified Underwriting - Any Policy with a specified amount of $250,000 or lower must be issued based on simplified underwriting. Our guidelines include that the proposed insured must answer limited health questions and certain medical records are required. The Policy specified amount is limited to $250,000, and any requested increases in specified amount are considered under full underwriting only. Additionally, a proposed insured who is rejected under simplified underwriting cannot be considered for full underwriting.

     . Full Underwriting - Any Policy that has a specified amount of over $250,000 must be issued based on full underwriting. Our guidelines include medical exams or tests and other satisfactory evidence of insurability.

     Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance policy we issued with a Policy. Not all types of other insurance we issue are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

     Policies purchased through term life conversions. We maintain rules about how to convert term insurance to AG Legacy Plus Policy. This is referred to as a term conversion. Term conversions are available to owners of term life insurance we have issued. Any right to a term conversion is stated in the term life insurance policy. Again, our published rules about term conversions may be changed from time to time, but are evenly applied to all our customers.

     State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which AG Legacy Plus Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

     Variations in expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

     Generally, death benefits paid under a Policy are not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

     Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply.

     For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 29.

HOW DO I COMMUNICATE WITH AGL?

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus.

     You must make the following requests in writing:

     .    transfer of accumulation value;

     .    loan;

     .    full surrender;

     .    partial surrender;

     .    change of beneficiary or contingent beneficiary;

     .    change of allocation percentages for premium payments;

     .    loan repayments or loan interest payments;

     .    change of death benefit option or manner of death benefit payment;

     .    changes in specified amount;

     . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds;

     .    tax withholding elections; and

     .    telephone transaction privileges.

You should mail or express these requests to the appropriate address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Administrative Center address shown on the first page of this prospectus.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

     Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-888-325-9315.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

  To help explain how our Policy works, we have prepared the following tables:

                                                                                       PAGE TO
                                                                                     SEE IN THIS
                                                                                      PROSPECTUS
                                                                                     -----------
Death Benefit Option 1 - Simplified Underwriting/Current Charges......................    23
Death Benefit Option 1 - Full Underwriting/Current Charges............................    24
Death Benefit Option 1 - Simplified Underwriting/Guaranteed Maximum Charges...........    25
Death Benefit Option 1 - Full Underwriting/Guaranteed Maximum Charges.................    26

     The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under a sample AG Legacy Plus Policy would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a 45 year-old male non-tobacco user. A single premium payment of $56,279 for an initial $250,000 or $250,001 of specified amount of coverage is assumed to be paid at issue. The illustrations assume no Policy loan has been taken. As illustrated, this Policy would be classified as a modified endowment contract (See "Tax Effects" in Additional Information for further discussion).

     Although the tables below do not include an example of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits and lower cash surrender values.

     Separate tables are included to show both current and guaranteed maximum charges under both simplified underwriting and full underwriting. We have used the maximum specified amount of $250,000 for the simplified underwriting table and the minimum specified amount of $250,001 for the full underwriting table to show the applicable investment results.

     . The charges assumed in the current charge tables include a daily charge at an annual effective rate of .75% for the first 10 Policy years, .50% for Policy years 11 - 20, and .25% thereafter and current monthly insurance charges.

     . The guaranteed maximum charge tables assume that these charges will include a daily charge at an annual effective rate of .90% for the first 10 Policy years, .65% for Policy years 11 - 20, and .40% thereafter, and an additional charge of 1.5% of every premium and guaranteed maximum insurance charges.

     The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of .82% of aggregate Mutual Fund assets, which is the arithmetic average of the advisory fees payable with respect to each Mutual Fund plus the arithmetic average of all other operating expenses of each such Fund, after all reimbursements, as reflected on pages 8 - 11 of this prospectus. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would equal .83% of aggregate Mutual Fund assets.

     Individual illustrations. We may furnish you with additional illustrations based on other characteristics. These characteristics could include different annual investment returns, your choice of investment options which show your premium payments invested in percentages of your choice, the weighted average of Fund expenses, and other differences you request. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

                                 AG LEGACY PLUS

         SINGLE PREMIUM $56,279                INITIAL SPECIFIED AMOUNT $250,000
                                               DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                            SIMPLIFIED UNDERWRITING
                                   NONSMOKER
                            ASSUMING CURRENT CHARGES


End of           Death Benefit                   Accumulation Value               Cash Surrender Value
Policy    Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
 Year     Annual Investment Return af        Annual Investement Return of      Annual Investement Return of
            0.0%       6.0%      12.0%        0.0%       6.0%       12.0%        0.0%       6.0%        12.0%
  1      250,000    250,000    250,000      54,555     57,886      61,217      54,555     57,886       61,217
  2      250,000    250,000    250,000      52,746     59,465      66,585      52,746     59,465       66,585
  3      250,000    250,000    250,000      50,885     61,052      72,468      50,885     61,052       72,468
  4      250,000    250,000    250,000      49,055     62,728      79,005      49,055     62,728       79,005
  5      250,000    250,000    250,000      47,172     64,417      86,191      47,170     64,417       86,191
  6      250,000    250,000    250,000      45,260     66,149      94,129      45,260     66,149       94,129
  7      250,000    250,000    250,000      43,269     67,874     102,860      43,269     67,874      102,860
  8      250,000    250,000    250,000      41,353     69,738     112,596      41,353     69,738      112,596
  9      250,000    250,000    250,000      39,428     71,672     123,387      39,428     71,672      123,387
  10     250,000    250,000    250,000      37,469     73,657     135,336      37,469     73,657      135,336

  15     250,000    250,000    295,491      28,224     86,213     220,515      28,224     86,213      220,515

  20     250,000    250,000    440,711      16,659    100,521     361,239      16,659    100,521      361,239

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                                 AG LEGACY PLUS

          SINGLE PREMIUM $56,279               INITIAL SPECIFIED AMOUNT $250,001
                                               DEATH BENEFIT OPTION 1
                                               CASH VALUE ACCUMULATION TEST

                                  MALE AGE 45
                               FULL UNDERWRITING
                                   NONSMOKER
                            ASSUMING CURRENT CHARGES


End of           Death Benefit                   Accumulation Value               Cash Surrender Value
Policy    Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
 Year     Annual Investment Return af        Annual Investement Return of      Annual Investement Return of
            0.0%       6.0%      12.0%        0.0%       6.0%       12.0%        0.0%       6.0%        12.0%
  1      250,001    250,001    250,001      55,039     58,382      61,725      55,039     58,382       61,725
  2      250,001    250,001    250,001      53,713     60,477      67,641      53,713     60,477       67,641
  3      250,001    250,001    250,001      52,441     62,706      74,221      52,441     62,706       74,221
  4      250,001    250,001    250,001      51,109     64,963      81,426      51,109     64,963       81,426
  5      250,001    250,001    250,001      49,729     67,263      89,341      49,729     67,263       89,341
  6      250,001    250,001    250,001      48,310     69,619      98,053      48,310     69,619       98,053
  7      250,001    250,001    250,001      46,856     72,038     107,656      46,856     72,038      107,656
  8      250,001    250,001    250,001      45,363     74,521     118,250      45,363     74,521      118,250
  9      250,001    250,001    250,001      43,819     77,063     129,940      43,819     77,063      129,940
  10     250,001    250,001    250,001      42,196     79,644     142,835      42,196     79,644      142,835

  15     250,001    250,001    312,890      33,449     94,632     233,500      33,449     94,632      233,500

  20     250,001    250,001    466,662      21,770    111,569     382,510      21,770    111,569      382,510

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                                 AG LEGACY PLUS

          SINGLE PREMIUM $56,279               INITIAL SPECIFIED AMOUNT $250,000
                                               DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                            SIMPLIFIED UNDERWRITING
                                   NONSMOKER
                          ASSUMING GUARANTEED CHARGES


End of           Death Benefit                   Accumulation Value               Cash Surrender Value
Policy    Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
 Year     Annual Investment Return af        Annual Investement Return of      Annual Investement Return of
            0.0%       6.0%      12.0%        0.0%       6.0%       12.0%        0.0%       6.0%        12.0%
  1      250,000    250,000    250,000      53,604     56,879      60,154      53,604     56,879       60,154
  2      250,000    250,000    250,000      51,726     58,320      65,307      51,726     58,320       65,307
  3      250,000    250,000    250,000      49,801     59,760      70,943      49,801     59,760       70,943
  4      250,000    250,000    250,000      47,802     61,175      77,096      47,802     61,175       77,096
  5      250,000    250,000    250,000      45,729     62,566      83,830      45,729     62,566       83,830
  6      250,000    250,000    250,000      43,581     63,933      91,212      43,581     63,933       91,212
  7      250,000    250,000    250,000      41,332     65,253      99,303      41,332     65,253       99,303
  8      250,000    250,000    250,000      38,955     66,504     108,171      38,955     66,504      108,171
  9      250,000    250,000    250,000      36,447     67,682     117,916      36,447     67,682      117,916
  10     250,000    250,000    250,000      33,782     68,765     128,635      33,782     68,765      128,635

  15     250,000    250,000    250,000      17,681     73,115     204,248      17,681     73,115      204,248

  20           0    250,000    399,579           0     71,808     327,524           0     71,808      327,524

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                                 AG LEGACY PLUS

          SINGLE PREMIUM $56,279               INITIAL SPECIFIED AMOUNT $250,001
                                               DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                               FULL UNDERWRITING
                                   NONSMOKER
                          ASSUMING GUARANTEED CHARGES


End of           Death Benefit                   Accumulation Value               Cash Surrender Value
Policy    Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
 Year     Annual Investment Return af        Annual Investement Return of      Annual Investement Return of
            0.0%       6.0%      12.0%        0.0%       6.0%       12.0%        0.0%       6.0%        12.0%
  1      250,001    250,001    250,001      53,604     56,879      60,154      53,604     56,879       60,154
  2      250,001    250,001    250,001      51,726     58,320      65,307      51,726     58,320       65,307
  3      250,001    250,001    250,001      49,801     59,760      70,943      49,801     59,760       70,943
  4      250,001    250,001    250,001      47,802     61,175      77,096      47,802     61,175       77,096
  5      250,001    250,001    250,001      45,729     62,566      83,830      45,729     62,566       83,830
  6      250,001    250,001    250,001      43,581     63,933      91,212      43,581     63,933       91,212
  7      250,001    250,001    250,001      41,332     65,253      99,303      41,332     65,253       99,303
  8      250,001    250,001    250,001      38,955     66,504     108,171      38,955     66,504      108,171
  9      250,001    250,001    250,001      36,447     67,682     117,916      36,447     67,682      117,916
  10     250,001    250,001    250,001      33,782     68,765     128,635      33,782     68,765      128,635

  15     250,001    250,001    273,692      17,681     73,115     204,248      17,681     73,115      204,248

  20     250,001    250,001    399,579           0     71,808     327,523           0     71,808      327,523

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

ADDITIONAL INFORMATION

     A general overview of the Policy appears at pages 1 - 26. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                                       PAGE TO
                                                                     SEE IN THIS
   CONTENTS OF ADDITIONAL INFORMATION                                 PROSPECTUS
   ----------------------------------                                -----------
   AGL................................................................    27
   Separate Account VL-R..............................................    28
   Tax Effects........................................................    29
   Voting Privileges..................................................    35
   Your Beneficiary...................................................    36
   Assigning Your Policy..............................................    36
   More About Policy Charges..........................................    36
   Effective Date of Policy and Related Transactions..................    37
   Distribution of the Policies.......................................    39
   Payment of Policy Proceeds.........................................    40
   Adjustments to Death Benefit.......................................    41
   Additional Rights That We Have.....................................    42
   Performance Information............................................    43
   Our Reports to Policy Owners.......................................    44
   AGL's Management...................................................    44
   Principal Underwriter's Management.................................    47
   Legal Matters......................................................    48
   Accounting and Auditing Experts....................................    48
   Actuarial Expert...................................................    48
   Services Agreement.................................................    48
   Certain Potential Conflicts........................................    49

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 51, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation (formerly American General Insurance Company), a diversified financial services holding company engaged primarily in the insurance business. American General Financial Group is the marketing name for American General Corporation and its subsidiaries. The commitments under the Policies are AGL's, and American General Corporation has no legal obligation to back those commitments.

     On March 11, 2001, American General Corporation, the parent of AGL, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation would become an indirect wholly-owned subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to shareholder and regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

     On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

     During 2000, AGL received $8,992 in total premium payments from policy holders. From such premium payments, AGL received mortality and expense fees of $82 and $1,397 for cost of insurance charges.

SEPARATE ACCOUNT VL-R

     We hold the Mutual Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. We created Separate Account VL-R on May 6, 1997 under Texas law.

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 65 separate "divisions," 25 of which correspond to the 25 variable investment options available under the Policy. The remaining 40 divisions, and some of these 25 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in Separate Account VL-R are our property. The assets in Separate Account VL-R would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to Separate Account VL-R. Our other creditors could reach only those Separate Account VL-R assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to Separate Account VL-R.

TAX EFFECTS

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

     General. The AG Legacy Plus Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

     . the death benefit received by the beneficiary under your Policy will not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract" as you can see from the following discussion. In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

     Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

     If, at any time during the first seven Policy years:

     .  you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

     then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

     A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

     Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

     Rider benefits. The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. The premium payments for the same rider, however, would be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

     Taxation of pre-death distributions if your Policy is not a modified
                                                           ---
endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

     Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

     For modified endowment contracts, your basis:

     .  is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .  to taxpayers 59 1/2 years of age or older;

     .  in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

     Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

     Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the AG Legacy Plus Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit. The Taxpayer Relief Act of 1997 gradually raises the value of the credit to $1,000,000 in 2006. In 2001, the value of the unified credit is $675,000. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

     Life insurance in split dollar arrangements. The Internal Revenue Service ("IRS") has released a technical advice memorandum ("TAM") on the taxability of the insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

     The IRS recently issued Notice 2001-10 ("Notice") in an effort to clarify its position and provide guidance regarding split-dollar life insurance arrangements. As part of this Notice, the IRS concluded that the P.S. 58 rates, which have been used to determine the fair market value of life insurance protection, are no longer appropriate and may not be used after December 31, 2001. The Notice indicates that in 2002, the rate table issued under section 79 of the Code must be used to reflect the economic value of the life insurance protection in split dollar arrangements. The parties to a split dollar arrangement also may elect to use published alternate term rates, provided by the issuing insurance company, if the parties comply with certain new conditions.

     In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax advisor regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of the Notice.

     Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

     Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

     ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

     Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

     Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

     When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, nonresident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

     Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

     We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

YOUR BENEFICIARY

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action taken before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

     Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as insured persons die.

     If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge or charge increase for any purpose.

     Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

     Gender neutral Policy. Our cost of insurance charge rates in Montana will not be greater than the comparable male rates illustrated in this prospectus.

     Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value first to the oldest increments of specified amount to compute our net amount at risk at each cost of insurance rate. See "Monthly Insurance Charge" beginning on page 7.

     Certain arrangements. Most of the distributors or advisers of the Mutual Funds listed on page 1 of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the distributors or the advisers, and will not be paid by the Mutual Funds, the divisions or Policy owners.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

     Valuation dates, times, and periods. We generally compute values under a Policy on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day."

     We compute policy values as of 3:00 p.m., Central Time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on the first page of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's insurance rate class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $500,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the appropriate address shown on the first page of this prospectus or from your AGL representative.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate insurance rate class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "date of issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt in the Home Office of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases you request in the specified amount of insurance, and reinstatements of a Policy that has lapsed take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

     . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your AGL representative, or if you mailed it to us, the day it is postmarked; and

     . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

DISTRIBUTION OF THE POLICIES

     American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policies. Before November 1, 2000 American General Securities Incorporated ("AGSI") served in this role. AGSI is our subsidiary broker-dealer. AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwiter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

     We and AGDI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed the amounts described below:

A.   For a Policy issued based on simplified underwriting:

     . 1.05% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 1 through 10; and

     . .85% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 11 through 15.

B.   For a Policy issued based on full underwriting:

     . 2.5% of the Policy's accumulation value (reduced by any outstanding loan) in Policy year 1;

     . 1.0% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 2 through 10;

     . .50% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 11 through 20; and

     . .25% annually of the Policy's accumulation value (reduced by any outstanding loan) after Policy year 20.

     The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay a comparable amount of compensation to the broker-dealers or banks with respect to any increase in the specified amount of coverage that you request. In addition, we may pay the broker-dealers or banks expense allowances, bonuses, wholesaler fees and training allowances.

     We pay the compensation directly to any other selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described beginning on page 6 of the prospectus. Each broker-dealer or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

PAYMENT OF POLICY PROCEEDS

     General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Separate Account VL-R proceeds. We reserve the right to defer payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

     .    the SEC by order permits the delay for the protection of owners.

Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in some other way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the death benefit proceeds to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Some states require that we compute these periods for noncontestability differently following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . end the automatic rebalancing feature if your accumulation value falls below $5,000;

     . change interest rates and charges, as long as we stay within the minimum and maximum charges permitted in your Policy.

     .    change the underlying Mutual Fund that any investment option uses;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to AG Legacy Plus from one investment option and put them into another;

     . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

     . change our simplified and full underwriting and premium class guidelines;

     . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek policy owner approval.

PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and are not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

OUR REPORTS TO POLICY OWNERS

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

AGL's MANAGEMENT

     The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of AGL are listed below.

NAME                       BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------   -----------------------------------------------------
Rodney O. Martin, Jr.      Director of American General Life Insurance Company
                           since August 1996. Chairman of the Board and CEO of American General Life Insurance Company since April
                           2000. President and CEO (August 1996-July 1998).
                           President of American General Life Insurance Company of New York (November 1995-August 1996). Vice
                           President Agencies, with Connecticut Mutual Life
                           Insurance Company, Hartford, Connecticut (1990-1995).

Donald W. Britton          Director of the Board of American General Life
                           Insurance Company since April 1999. President of
                           American General Life Insurance Company since April
                           2000. President of First Colony Life, Lynchburg,
                           Virginia (1996 - April 1999) and Executive Vice
                           President of First Colony Life (1992 - 1996).

David A. Fravel            Director of American General Life Insurance Company
                           since November 1996. Elected Executive Vice President in April 1998. Previously held position of Senior
                           Vice President of American General Life Insurance
                           Company since November 1996. Senior Vice President of
                           Massachusetts Mutual, Springfield, Missouri (March
                           1996-June 1996); Vice President, New Business,
                           Connecticut Mutual Life Insurance Company, Hartford,
                           Connecticut (December 1978-March 1996).

David L. Herzog            Director, Executive Vice President and Chief
                           Financial Officer of American General Life Insurance
                           Company since March 2000. Vice President of General
                           American, St. Louis, Missouri (June 1991 - February
                           2000).
                                      44

NAME                       BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------   -----------------------------------------------------
John V. LaGrasse           Director of American General Life Insurance Company
                           since August 1996. Chief Technology Officer of
                           American General Life Insurance Company since April,
                           2000. Elected Executive Vice President in July 1998.
                           Previously held position of Senior Vice President of American General Life Insurance Company since August
                           1996. Director of Citicorp Insurance Services, Inc.,
                           Dover, Delaware (1986-1996).

Paul L. Mistretta          Executive Vice President of American General Life
                           Insurance Company since July 1999. Senior Vice
                           President of First Colony Life Insurance, Lynchburg,
                           Virginia (1992 - July 1999).

Brian D. Murphy            Executive Vice President of American General Life
                           Insurance Company since July 1999. Previously held position of Senior Vice President-Insurance
                           Operations of American General Life Insurance Company since April 1998. Vice President-Sales, Phoenix Home
                           Life, Hartford, CT (January 1997-April 1998). Vice
                           President of Underwriting and Issue, Phoenix Home
                           Life (July 1994-January 1997). Various positions with
                           Mutual of New York, Syracuse, NY, including Agent,
                           Agency Manager, Marketing Life and Disability Income
                           Underwriting Management, (1978-July 1994).

Don M. Ward                Executive Vice President of American General Life
                           Insurance Company since April 2000. Senior Vice
                           President of American General Life Insurance Company since February 1998. Vice President of Pacific Life
                           Insurance Company, Newport Beach, CA (1991-February
                           1998).

Thomas M. Zurek            Director and Executive Vice President of American
                           General Life Insurance Company since April 1999.
                           Elected General Counsel in December 1998. Previously held various positions with American General Life
                           Insurance Company including Senior Vice President since December 1998 and Vice President since October
                           1998. In February 1998 named as Senior Vice President and Deputy General Counsel of American General
                           Corporation. Attorney Shareholder with Nyemaster,
                           Goode, Voigts, West, Hansell & O'Brien, Des Moines,
                           Iowa (June 1992 - February 1998).

Wayne A. Barnard           Senior Vice President of American General Life
                           Insurance Company since November 1997. Previously held various positions with American General Life
                           Insurance Company including Vice President since
                           February 1991.

NAME                       BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------   -----------------------------------------------------
Robert M. Beuerlein        Senior Vice President and Chief Actuary of American
                           General Life Insurance Company since September 1999.
                           Previously held position of Vice President of American General Life Insurance Company since
                           December 1998. Director, Senior Vice President and
                           Chief Actuary of The Franklin Life Insurance Company,
                           Springfield, Illinois (January 1991 - June 1999).

David J. Dietz             Senior Vice president - corporate Markets Group of
                           American General Life Insurance Company since January
                           1999. President and Chief Executive Officer -
                           Individual Insurance Operations of the United States
                           Life Insurance Company in the City of New York since
                           September, 1997. President of Prudential Select Life,
                           Newark, New Jersey (August 1990 - September 1997).

William Guterding          Senior Vice President of American General Life
                           Insurance Company since April 1999. Senior Vice
                           President and Chief Underwriting Officer of The
                           United States Life Insurance Company in the City of
                           New York since October, 1980.

Robert F. Herbert, Jr.     Senior Vice President and Treasurer of American
                           General Life Insurance Company since May 1996, and
                           Controller since February 1991.

Simon J. Leech             Senior Vice President for American General Life
                           Insurance Company since July 1997. Previously held various positions with American General Life
                           Insurance Company since 1981, including Director of
                           Policy Owners' Service Department in 1993, and Vice
                           President-Policy Administration in 1995.

Royce G. Imhoff, II        Director for American General Life Insurance Company
                           since November 1997. Previously held various positions with American General Life Insurance
                           Company including Vice President since August 1996 and Regional Director since 1992.

     The principal business address of each person listed above is our Home Office; except that the street number for Messrs. Fravel, LaGrasse, Martin, Herzog, Britton, Mistretta, Barnard and Zurek is 2929 Allen Parkway, the street number for Mr. Ward is 2727 Allen Parkway, the street number for Messrs. Guterding and Dietz is 390 Park Avenue, New York, New York.

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:


                                               POSITION AND OFFICES
                                               WITH UNDERWRITER,
NAME AND PRINCIPAL                             AMERICAN GENERAL
BUSINESS ADDRESS                               DISTRIBUTORS, INC.
----------------                               ------------------

Robert P. Condon                               Director and Chairman,
The Variable Annuity Life Insurance Company    Chief Executive Officer and
2929 Allen Parkway                             President
Houston, TX 77019

Mary L. Cavanaugh                              Director and Assistant Secretary
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

David H. den Boer                              Director, Vice President, Chief
2929 Allen Parkway                             Compliance Officer and
Houston, TX 77019                              Secretary

Jennifer D. Cobbs                              Executive Vice President
2929 Allen Parkway
Houston, TX 77019

John Reiner                                    Chief Financial Officer and
2929 Allen Parkway                             Treasurer
Houston, TX 77019

Robyn Galerston                                Assistant Vice President-Sales
2919 Allen Parkway                             Literature Review
Houston, TX 77019

D. Lynne Walters                               Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Pauletta P. Cohn                               Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                                Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

                                               POSITION AND OFFICES
                                               WITH UNDERWRITER,
NAME AND PRINCIPAL                             AMERICAN GENERAL
BUSINESS ADDRESS                               DISTRIBUTORS, INC.
----------------                               ------------------

Daniel R. Cricks                               Assistant Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Jim D. Bonsall                                 Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX  77019

LEGAL MATTERS

     We are not involved in any legal proceedings that would be considered material with respect to a policy owner's interest in Separate Account VL-R. Pauletta P. Cohn, Esquire, Deputy General Counsel of the American General Life Companies, an affiliate of AGL, has opined as to the validity of the Policies.

ACCOUNTING AND AUDITING EXPERTS

     The financial statements of Separate Account VL-R as of December 31, 2000 and for the period ended December 31, 2000 and the consolidated balance sheets of AGL as of December 31, 2000 and 1999 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2000, 1999, and 1998 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

ACTUARIAL EXPERT

     Actuarial matters have been examined by Robert M. Beuerlein, who is Senior Vice President and Chief Actuary of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

SERVICES AGREEMENT

     American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a Delaware business trust established on

December 30, 2000. Prior to that date, AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and AG Legacy Plus Policies.

     We have entered into various services agreements with most of the advisers or administrators for the Mutual Funds. We receive fees for the administrative services we perform. These fees do not result in any additional charges under the Policies that are not described under "What charges will AGL deduct from my investment in a Policy?"

     We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

CERTAIN POTENTIAL CONFLICTS

     The Mutual Funds sell shares to separate accounts of insurance companies, both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so as well as report any material irreconcilable conflicts that we know exist to each Mutual Fund as soon as a conflict arises. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FINANCIAL STATEMENTS

     The financial statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under the AG Legacy Plus Policies. They should not be considered as bearing upon the investment experience of Separate Account VL-R.

                                                                              PAGE TO
                                                                              SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R                                 PROSPECTUS
---------------------------------------------                                 ----------
Report of Ernst & Young LLP Independent Auditors............................  VL-R-1

Statement of Net Assets as of December 31, 2000.............................  VL-R-2

                                      49


                                                                              PAGE TO
                                                                              SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R                                 PROSPECTUS
---------------------------------------------                                 ----------
Statement of Operations for the period ended December 31, 2000..............  VL-R-2

Statement of Changes in Net Assets for the period ended December 31, 2000...  VL-R-2

Notes to Financial Statements...............................................  VL-R-7


                                                                              PAGE TO
CONSOLIDATED FINANCIAL STATEMENTS OF                                          SEE IN THIS
AMERICAN GENERAL LIFE INSURANCE COMPANY                                       PROSPECTUS
---------------------------------------                                       ----------
Report of Ernst & Young LLP Independent Auditors............................      F-1

Consolidated Balance Sheets as of December 31, 2000 and 1999................      F-2

Consolidated Statements of Income for the years ended
  December 31, 2000, 1999 and 1998 .........................................      F-4

Consolidated Statements of Shareholder's Equity for the years
  ended December 31, 2000, 1999 and 1998....................................      F-5

Consolidated Statements of Comprehensive Income
  for the years ended December 31, 2000, 1999 and 1998......................      F-6

Consolidated Statements of Cash Flows for the years
  ended December 31, 2000, 1999 and 1998....................................      F-7

Notes to Consolidated Financial Statements..................................      F-8

                                      50

                        REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R - AG - LEGACY PLUS


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R - AG - Legacy Plus (comprised of the following divisions: MFS Total Return Series, North American - AG Money Market Fund, North American - AG MidCap Index Fund, Putnam VT Voyager Fund - Class IB Shares, Templeton International Securities Fund - Class 2, Franklin Small Cap Fund - Class 2, American Century VP Value Fund, Van Kampen LIT Emerging Growth Portfolio - Class I Shares, and AIM V.I. International Equity
Fund) (collectively, the "Separate Account") as of December 31, 2000, and the related statements of operations and the statements of changes in net assets for the periods ended December 31, 2000. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account VL-R - AG - Legacy Plus at December 31, 2000, the results of their operations and changes in their net assets for the periods then ended referred to above, in conformity with accounting principles generally accepted in the United States.


                               ERNST & YOUNG LLP

Houston, Texas
March 5, 2001

                                     VL-R-1

AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R

STATEMENT OF NET ASSETS
DECEMBER 31, 2000                                                                                      ALL DIVISIONS
                                                                                                    -------------------

ASSETS:
      Investment securities - at market (cost $104,914)                                                $103,576
      Due to American General Life Insurance Company                                                       (616)
                                                                                                       --------
                       NET ASSETS                                                                      $102,960
                                                                                                       ========

STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
      Dividends from mutual funds                                                                      $    350

EXPENSES:
      Mortality and expense risk and administrative fees                                                    (82)
                                                                                                       --------
                       NET INVESTMENT INCOME                                                                268
                                                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Capital gain distributions from mutual funds                                                        1,231
      Net unrealized depreciation of investments during the period                                       (1,338)
                                                                                                       --------

                       NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                     (107)
                                                                                                       --------

                       INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $    161
                                                                                                       ========

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 2000

OPERATIONS:
      Net investment income                                                                            $    268
      Capital gain distributions from mutual funds                                                        1,231
      Net unrealized depreciation of investments during the period                                       (1,338)
                                                                                                       --------
                       Increase in net assets resulting from operations                                     161
                                                                                                       --------

PRINCIPAL TRANSACTIONS:
      Premiums and net transfers                                                                          8,992
      Purchase payments from internal rollover transactions                                              95,204
      Cost of insurance                                                                                  (1,397)
                                                                                                       --------
                       Increase in net assets resulting from principal transactions                     102,799
                                                                                                       --------
      TOTAL INCREASE IN NET ASSETS                                                                      102,960

NET ASSETS:
      Beginning of period                                                                                     -
                                                                                                       --------
      End of period                                                                                    $102,960
                                                                                                       ========

See accompanying notes.

                                     VL-R-2

AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R

                                                                                DIVISIONS
                                               ----------------------------------------------------------------------------------
                                                                    North American-      North American-          Putnam VT
                                                   MFS Total        AG Money Market         AG MidCap           Voyager Fund -
                                               Return Series (1)        Fund (1)         Index Fund (1)       Class IB Shares (1)
                                               -----------------    ---------------      --------------       -------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
      Investment securities - at market                  $19,825             $29,769              $ 4,940              $18,308
      Due from (to) American General Life
       Insurance Company                                    (111)                 19                 (109)                (106)
                                                         -------             -------              -------              -------
                       NET ASSETS                        $19,714             $29,788              $ 4,831              $18,202
                                                         =======             =======              =======              =======

STATEMENTS OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
      Dividends from mutual funds                        $     -             $   331              $    13              $     -


EXPENSES:
      Mortality and expense risk and
       administrative fees                                   (22)                (26)                 (10)                  (7)
                                                         -------             -------              -------              -------
                       NET INVESTMENT INCOME (LOSS)          (22)                305                    3                   (7)
                                                         -------             -------              -------              -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Capital gain distributions from mutual funds             -                   -                1,087                    -
      Net unrealized appreciation (depreciation) of
       investments during the period                         914                   -               (1,217)                (613)
                                                         -------             -------              -------              -------
          NET REALIZED AND UNREALIZED GAIN  (LOSS)
            ON INVESTMENTS                                   914                   -                 (130)                (613)
                                                         -------             -------              -------              -------
          INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS                              $   892             $   305              $  (127)             $  (620)
                                                         =======             =======              =======              =======

(1)   Since Inception September 2000
(2)   Since Inception November 2000

      See accompanying notes.

                                     VL-R-3

                                                   DIVISIONS
---------------------------------------------------------------------------------------------------------------------
    Templeton                                                       Van Kampen LIT
 International           Franklin Small           American          Emerging Growth
Securities Fund -           Cap Fund -           Century VP       Portfolio - Class I          AIM V.I. International
  Class 2 (1)             Class 2 (2)          Value Fund (2)          Shares (1)                 Equity Fund (1)
---------------------------------------------------------------------------------------------------------------------







    $2,589                  $11,146               $11,041               $  3,752                       $2,206
       (56)                     (54)                  (56)                   (92)                         (51)
    ------                  -------               -------               --------                       ------
    $2,533                  $11,092               $10,985               $  3,660                       $2,155
    ======                  =======               =======               ========                       ======





    $    -                  $     -               $     -               $      -                       $    6

        (6)                      (7)                   (9)                     7                           (2)
    ------                  -------               -------               --------                       ------
        (6)                      (7)                   (9)                     7                            4
    ------                  -------               -------               --------                       ------
         -                        -                     -                      -                          144
        60                      701                   596                 (1,306)                        (473)
    ------                  -------               -------               --------                       ------
        60                      701                   596                 (1,306)                        (329)
    ------                  -------               -------               --------                       ------

    $   54                  $   694               $   587               $ (1,299)                      $ (325)
    ======                  =======               =======               ========                       ======


                                     VL-R-4

AMERICAN GENERAL LIFE INSURANCE COMPANY
AG LEGACY PLUS
SEPARATE ACCOUNT VL-R

                                                                                DIVISIONS
                                               ----------------------------------------------------------------------------------
                                                                    North American-      North American-          Putnam VT
                                                   MFS Total        AG Money Market         AG MidCap           Voyager Fund -
                                               Return Series (1)        Fund (1)         Index Fund (1)       Class IB Shares (1)
                                               -----------------    ---------------      --------------       -------------------
STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 2000

OPERATIONS:
        Net investment income (loss)              $     (22)          $      305              $        3           $      (7)

        Capital gain distributions
        from mutual funds                                 -                   -                    1,087                   -

        Net unrealized appreciation
        (depreciation) of investments
        during the period                               914                   -                   (1,217)               (613)
                                                 ----------          ----------               ----------          ----------
            Increase (decrease) in net
             assets resulting from operations           892                 305                     (127)               (620)
                                                 ----------          ----------               ----------          ----------

PRINCIPAL TRANSACTIONS:

        Premiums and net trasnfers                   18,985             (65,042)                   5,057              18,985

        Purchase payments from internal
        rollover transactions                             -              95,204                        -                   -

        Cost of insurance                              (163)               (679)                     (99)               (163)
                                                 ----------          ----------               ----------          ----------
            Increase in net assets resulting
             from principal transactions             18,822              29,483                    4,958              18,822
                                                 ----------          ----------               ----------          ----------
        TOTAL INCREASE IN NET ASSETS                 19,714              29,788                    4,831              18,202

NET ASSETS:
        Beginning of period                               -                   -                       -                    -
                                                 ----------          ----------               ----------          ----------
        End of period                            $   19,714          $   29,788               $    4,831          $   18,202
                                                 ==========          ==========               ==========          ==========

UNITS OUTSTANDING, END OF PERIOD:                 1,788.471           2,926.105                  481.630           2,295.234

VALUE PER UNIT:                                  $11.023025          $10.180136               $10.030872          $ 7.930311

(1)     Since Inception September 2000
(2)     Since Inception November 2000

      See accompanying notes.

                                     VL-R-5

                                                   DIVISIONS
---------------------------------------------------------------------------------------------------------------------
    Templeton                                                       Van Kampen LIT
 International           Franklin Small           American          Emerging Growth
Securities Fund -           Cap Fund -           Century VP       Portfolio - Class I          AIM V.I. International
  Class 2 (1)             Class 2 (2)          Value Fund (2)          Shares (1)                 Equity Fund (1)
---------------------------------------------------------------------------------------------------------------------





   $      (6)              $      (7)             $      (9)           $       7                     $       4
           -                       -                      -                    -                           144
          60                     701                    596               (1,306)                         (473)
   ---------               ---------              ---------            ---------                     ---------
          54                     694                    587               (1,299)                         (325)
   ---------               ---------              ---------            ---------                     ---------


       2,528                  10,446                 10,446                5,058                         2,529
           -                       -                      -                    -                             -
         (49)                    (48)                   (48)                 (99)                          (49)
   ---------               ---------              ---------            ---------                     ---------
       2,479                  10,398                 10,398                4,959                         2,480
   ---------               ---------              ---------            ---------                     ---------
       2,533                  11,092                 10,985                3,660                         2,155

           -                       -                      -                    -                             -
   ---------               ---------              ---------            ---------                     ---------
   $   2,533               $  11,092              $  10,985            $   3,660                     $   2,155
   =========               =========              =========            =========                     =========
     265.639               1,419.581                920.500              471.301                       268.475

   $9.536072              $ 7.813827             $11.933187            $7.765158                     $8.027347

                                     VL-R-6

NOTES TO FINANCIAL STATEMENTS
AG Legacy Plus Divisions
SEPARATE ACCOUNT VL-R

NOTE A - ORGANIZATION

   The AG Legacy Plus Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their first deposits in September 2000. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consists of sixty-five investment divisions at December 31, 2000.

   The nineteen Divisions, funded by series of independently managed mutual fund portfolios ("Funds"), available to AG Legacy Plus Variable Life Insurance policy owners are as follows:

MFS VARIABLE INSURANCE TRUST:
  MFS Total Return Series
  MFS New Discovery Series*
  MFS Emerging Growth Series*

NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
 (A RELATED PARTY):
  Stock Index Fund*
  Money Market Fund
  International Equities Fund*
  MidCap Index Fund

PUTNAM VARIABLE TRUST ("VT"):
  Putnam VT Diversified Income Fund - Class IB Shares*
  Putnam VT Small Cap Value Fund - Class IB Shares*
  Putnam VT Vista Fund - Class IB Shares*
  Putnam VT Voyager Fund - Class IB Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  Oppenheimer High Income Fund/VA*

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST:
  Templeton International Securities Fund - Class 2
  Franklin Small Cap Fund - Class 2

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  VP Value Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Partners Portfolio*

VAN KAMPEN LIFE INVESTMENT TRUST ("LIT") - CLASS I SHARES:
  Emerging Growth Portfolio
  Government Portfolio*

AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. International Equity Fund

  * As of December 31, 2000, these Divisions are not active.

   Premiums are allocated to the Divisions and invested in accordance with contract owner's instructions. There is no assurance that the investment objectives of any of the divisions will be met. Contract owners solely bear the investment risk of premium payments allocated to a division.


NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

   The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below.

   SECURITY VALUATION - The investments in shares of the Funds listed above, are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

                                     VL-R-7

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

   POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policyholder's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policyholder's selected investment Division(s).

CONTRACT CHARGES

  SEPARATE ACCOUNT AND OTHER CHARGES. Currently, daily charges at an annual rate of 0.75% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

   For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.25% will occur after policy year 20. Because the policies were first offered in 2000, this decrease has not yet occurred for any outstanding policy.

   The Funds pay their respective investment advisers a monthly fee based on the fund's average net asset value.

   Other charges paid to the Company include deductions for the monthly insurance charges and transaction fee for partial surrenders.

   Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person, are among the variables included in the calculation for the monthly cost of insurance deduction. For the period ended December 31, 2000, cost of insurance charges of $1,397 were collected.

   The fee for each partial surrender you make will be the lesser of 2% of the amount withdrawn or $10 to cover administrative services. No transaction fees were collected for the period ended December 31, 2000.

   USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.


NOTE C - FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                     VL-R-8

SEPARATE ACCOUNT VL-R - AG LEGACY PLUS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

   For the period ended December 31, 2000, the aggregate cost of purchases and proceeds from the sales of investments were:

                   Funds                                                 Purchases                             Sales
        MFS Total Return Series                                           $ 18,911                            $     -

        North American - AG Money Market Fund                              103,832                             74,063

        North American - AG MidCap Index Fund                                6,157                                  -

        Putnam VT Voyager Fund - Class IB Shares                            18,921                                  -

        Templeton International Securities Fund - Class 2                    2,529                                  -

        Franklin Small Cap Fund - Class 2                                   10,445                                  -

        American Century VP Value Fund                                      10,445                                  -

        Van Kampen LIT Emerging Growth Portfolio - Class I Shares            5,058                                  -

        AIM V.I. International Equity Fund                                   2,679                                  -
                                                                          --------                            -------

        Total                                                             $178,977                            $74,063
                                                                          ========                            =======

                                     VL-R-9

NOTE E - INVESTMENTS

   The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2000:

                                                                       Net       Value of                        Unrealized
                                                                      Asset      Shares at       Cost of        Appreciation/
                    Funds                               Shares        Value       Market       Shares Held      (Depreciation)


MFS Total Return Series                                 1,012.018     $19.59     $ 19,825      $ 18,911          $   914

North American - AG Money Market Fund                  29,768.820       1.00       29,769        29,769                -

North American - AG MidCap Index Fund                     251.403      19.65        4,940         6,157           (1,217)

Putnam VT Voyager Fund - Class IB Shares                  376.396      48.64       18,308        18,921             (613)

Templeton International Securities Fund - Class 2         138.646      18.67        2,589         2,529               60

Franklin Small Cap Fund - Class 2                         527.278      21.14       11,146        10,445              701

American Century VP Value Fund                          1,655.368       6.67       11,041        10,445              596

Van Kampen LIT Emerging Growth Portfolio -
 Class I Shares                                            90.529      41.44        3,752         5,058           (1,306)

AIM V.I. International Equity Fund                        109.651      20.12        2,206         2,679             (473)
                                                                                 --------      --------          -------
Total                                                                            $103,576      $104,914          $(1,338)
                                                                                 ========      ========          =======

                                    VL-R-10

SEPARATE ACCOUNT VL-R - AG LEGACY PLUS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Period Ended December 31, 2000

                                                                                  DIVISIONS
                                                -----------------------------------------------------------------------------------
                                                MFS Total Return   North American - AG  North American - AG      Putnam VT Voyager
                                                    Series         Money Market Fund     MidCap Index Fund    Fund - Class IB Shares
Outstanding at beginning of period                          -                     -                     -                    -
Premiums                                                    -            10,324.687                     -
Transfers between funds                             1,803.782            (7,331.419)              491.535            2,314.684
Cost of insurance and administration charges          (15.311)              (67.163)               (9.905)             (19.450)
                                                    ---------           -----------              --------           ----------
Outstanding at end of period                        1,788.471             2,926.105               481.630            2,295.234
                                                    =========           ===========              ========           ==========


                                                   Templeton                                                      Van Kampen LIT
                                                 International                                                    Emerging Growth
                                                Securities Fund -    Franklin Small Cap     American Century VP  Growth Portfolio -
                                                    Class 2            Fund - Class 2            Value Fund       Class I Shares

Outstanding at beginning of period                          -                     -                       -                -
Premiums                                                    -                     -                       -                -
Transfers between funds                               270.922             1,425.710                 924.730          482.183
Cost of insurance and administration charges           (5.283)               (6.129)                 (4.230)         (10.882)
                                                      -------             ---------                 -------          -------
Outstanding at end of period                          265.639             1,419.581                 920.500          471.301
                                                      =======             =========                 =======          =======

                                             AIM V.I. International
                                                   Equity Fund

Outstanding at beginning of period                          -
Premiums                                                    -
Transfers between funds                               274.299
Cost of insurance and administration charges           (5.824)
                                                     --------
Outstanding at end of period                          268.475
                                                     ========

                                    VL-R-11

[Ernst & Young Letterhead]


                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly-owned subsidiary of American General Corporation) and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

February 5, 2001


                                                  /s/ Ernst & Young

                    American General Life Insurance Company

                          Consolidated Balance Sheets


                                                                                    December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Assets
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $27,098,978 in 2000 and $27,725,167 in 1999)                       $    26,991,695  $    27,029,409
   Equity securities, at fair value (cost - $413,959 in 2000 and
      $198,640 in 1999)                                                          413,908          237,065
   Mortgage loans on real estate                                               2,084,299        1,918,956
   Policy loans                                                                1,297,438        1,234,729
   Investment real estate                                                        124,117          125,563
   Other long-term investments                                                    46,833          129,155
   Short-term investments                                                        140,496          123,779
                                                                       ------------------------------------
Total investments                                                             31,098,786       30,798,656

Cash                                                                              44,747           45,983
Investment in Parent Company (cost - $8,597 in 2000
   and 1999)                                                                      57,019           53,083
Indebtedness from affiliates                                                      78,225           75,195
Accrued investment income                                                        472,187          482,652
Accounts receivable                                                              664,395          186,592
Deferred policy acquisition costs                                              2,090,810        1,956,653
Property and equipment                                                            80,665           78,908
Other assets                                                                     228,685          250,299
Assets held in separate accounts                                              22,225,525       23,232,419
                                                                       ------------------------------------
Total assets                                                             $    57,041,044  $    57,160,440
                                                                       ====================================

                          Consolidated Balance Sheets

                                                                                   December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Liabilities and shareholder's equity
Liabilities:
   Future policy benefits                                                $    29,524,610  $    29,901,842
   Other policy claims and benefits payable                                       47,369           53,326
   Other policyholders' funds                                                    388,433          371,632
   Federal income taxes                                                          466,314          375,332
   Indebtedness to affiliates                                                      6,909            7,086
   Other liabilities                                                             920,570          372,416
   Liabilities related to separate accounts                                   22,225,525       23,232,419
                                                                       ------------------------------------
Total liabilities                                                             53,579,730       54,314,053

Shareholder's equity:
   Common stock, $10 par value, 600,000 shares
      authorized, issued, and outstanding                                          6,000            6,000
   Preferred stock, $100 par value, 8,500 shares
      authorized, issued, and outstanding                                            850              850
   Additional paid-in capital                                                  1,370,821        1,371,687
   Accumulated other comprehensive loss                                          (31,466)        (356,865)
   Retained earnings                                                           2,115,109        1,824,715
                                                                       ------------------------------------
Total shareholder's equity                                                     3,461,314        2,846,387

                                                                       ------------------------------------
Total liabilities and shareholder's equity                               $    57,041,044  $    57,160,440
                                                                       ====================================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Revenues:
   Premiums and other considerations                   $       659,901   $       540,029  $       470,238
   Net investment income                                     2,362,694         2,348,196        2,316,933
   Net realized investment gains (losses)                      (98,109)            5,351          (33,785)
   Other                                                       134,769            82,581           69,602
                                                     ------------------------------------------------------
Total revenues                                               3,059,255         2,976,157        2,822,988

Benefits and expenses:
   Benefits                                                  1,775,120         1,719,375        1,788,417
   Operating costs and expenses                                481,107           495,606          467,067
   Interest expense                                                734                74               15
   Litigation settlement                                             -                 -           97,096
                                                     ------------------------------------------------------
Total benefits and expenses                                  2,256,961         2,215,055        2,352,595
                                                     ------------------------------------------------------
Income before income tax expense                               802,294           761,102          470,393

Income tax expense                                             260,860           263,196          153,719
                                                     ------------------------------------------------------
Net income                                             $       541,434   $       497,906  $       316,674
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Common stock:
   Balance at beginning of year                        $         6,000    $        6,000   $        6,000
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                           6,000             6,000            6,000

Preferred stock:
   Balance at beginning of year                                    850               850              850
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                             850               850              850

Additional paid-in capital:
   Balance at beginning of year                              1,371,687         1,368,089        1,184,743
   Capital contribution from Parent Company                          -                 -          182,284
   Other changes during year                                      (866)            3,598            1,062
                                                     ------------------------------------------------------
Balance at end of year                                       1,370,821         1,371,687        1,368,089

Accumulated other comprehensive (loss) income:
      Balance at beginning of year                            (356,865)          679,107          427,526
      Change in unrealized gains (losses) on
         securities                                            325,399        (1,035,972)         251,581
                                                     ------------------------------------------------------
Balance at end of year                                         (31,466)         (356,865)         679,107

Retained earnings:
   Balance at beginning of year                              1,824,715         1,514,489        1,442,495
   Net income                                                  541,434           497,906          316,674
   Dividends paid                                             (251,040)         (187,680)        (244,680)
                                                     ------------------------------------------------------
Balance at end of year                                       2,115,109         1,824,715        1,514,489
                                                     ------------------------------------------------------
Total shareholder's equity                             $     3,461,314    $    2,846,387   $    3,568,535
                                                     ======================================================

See accompanying notes.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Net income                                              $    541,434     $       497,906   $    316,674
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: $435,000; ($1,581,500);
      $341,000)                                              282,743          (1,027,977)       222,245
   Less: gains (losses) realized in net income               (42,656)              7,995        (29,336)
                                                     ------------------------------------------------------
   Change in net unrealized gains (losses) on
      securities (pretax: $500,000;
      ($1,593,800); $387,000)                                325,399          (1,035,972)       251,581
                                                     ------------------------------------------------------
Comprehensive (loss) income                             $    866,833     $      (538,066)  $    568,255
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows


                                                                                          Year ended December 31
                                                                              2000                  1999                  1998
                                                                    ----------------------------------------------------------------
                                                                                                (In Thousands)
Operating activities
Net income                                                            $        541,434      $        497,906      $        316,674
Adjustments to reconcile net income to net cash
   (used in) provided by operating activities:
      Change in accounts receivable                                           (477,803)               10,004                11,613
      Change in future policy benefits and other policy claims              (2,566,783)           (2,422,221)             (866,428)
      Amortization of policy acquisition costs                                  23,443               101,066               125,062
      Policy acquisition costs deferred                                       (299,306)             (307,854)             (244,196)
      Change in other policyholders' funds                                      16,801               (26,955)                  273
      Provision for deferred income tax expense                                 57,228                85,257                15,872
      Depreciation                                                              28,677                24,066                19,418
      Amortization                                                              22,831               (30,894)              (26,775)
      Change in indebtedness to/from affiliates                                 (3,207)               74,814               (51,116)
      Change in amounts payable to brokers                                     478,132               (43,321)                 (894)
      Net loss on sale of investments                                           52,670                45,379                37,016
      Other, net                                                                47,646              (170,413)               57,307
                                                                    ----------------------------------------------------------------
Net cash used in operating activities                                       (2,078,237)           (2,163,166)             (606,174)

Investing activities
Purchases of investments and loans made                                    (33,436,962)          (44,508,908)          (28,231,615)
Sales or maturities of investments and receipts from
   repayment of loans                                                       33,627,301            43,879,377            26,656,897
Sales and purchases of property, equipment, and
   software, net                                                               (45,078)              (87,656)             (105,907)
                                                                    ----------------------------------------------------------------
Net cash provided by (used in) investing activities                            145,261              (717,187)           (1,680,625)

Financing activities
Policyholder account deposits                                                6,144,393             5,747,658             4,688,831
Policyholder account withdrawals                                            (3,960,747)           (2,754,915)           (2,322,307)
Dividends paid                                                                (251,040)             (187,680)             (244,680)
Capital contribution from Parent                                                     -                     -               182,284
Other                                                                             (866)                3,598                 1,062
                                                                    ----------------------------------------------------------------
Net cash provided by financing activities                                    1,931,740             2,808,661             2,305,190
                                                                    ----------------------------------------------------------------
(Decrease) increase in cash                                                     (1,236)              (71,692)               18,391
Cash at beginning of year                                                       45,983               117,675                99,284
                                                                    ----------------------------------------------------------------
Cash at end of year                                                   $         44,747      $         45,983      $        117,675
                                                                    ================================================================

Interest paid amounted to approximately $50,673,000, $2,026,000, and $420,000 in 2000, 1999, and 1998, respectively.

See accompanying notes.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2000


NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company, which is a wholly-owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly-owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly-owned subsidiary, American General Life Companies ("AGLC"), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products are sold through its wholly-owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. Accounting Policies

1.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly-owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting

The Company and its wholly-owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly-owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2000.

Statutory financial statements differ from GAAP financial statements. Significant differences were as follows (in thousands):

                                                            2000             1999              1998
                                                     ------------------------------------------------------
Net income:
   Statutory net income (2000 net income is
      unaudited)                                       $     360,578     $     350,294    $     259,903
   Deferred policy acquisition costs and cost
      of insurance purchased                                 302,965           200,285          116,597
   Deferred income taxes                                     (85,401)          (86,456)         (53,358)
   Adjustments to policy reserves                              4,717            23,110           52,445
   Goodwill amortization                                      (1,910)           (2,437)          (2,033)
   Net realized gain (loss) on investments, net
      of tax                                                 (62,075)            2,246           41,488
   Litigation settlement                                           -                 -          (63,112)
   Other, net                                                 22,560            10,864          (35,256)
                                                     ------------------------------------------------------
GAAP net income                                        $     541,434     $     497,906    $     316,674
                                                     ======================================================

Shareholders' equity:
   Statutory capital and surplus (2000 balance
      is unaudited)                                    $   1,908,887     $   1,753,570    $   1,670,412
   Deferred policy acquisition costs                       2,090,810         1,975,667        1,109,831
   Deferred income taxes                                    (457,054)         (350,258)        (698,350)
   Adjustments to policy reserves                           (250,808)         (202,150)        (274,532)
   Acquisition-related goodwill                               27,069            52,317           54,754
   Asset valuation reserve ("AVR")                           353,818           351,904          310,564
   Interest maintenance reserve ("IMR")                       18,942            53,226           27,323
   Investment valuation differences                         (121,982)         (683,500)       1,487,658
   Surplus from separate accounts                           (155,471)         (180,362)        (174,447)
   Other, net                                                 47,103            75,973           55,322
                                                     ------------------------------------------------------
Total GAAP shareholders' equity                        $   3,461,314     $   2,846,387    $   3,568,535
                                                     ======================================================

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting (continued)

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2000 and 1999, insurance investment contracts of $25.0 million and $25.9 million, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments

Fixed Maturity and Equity Securities

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2000 and 1999. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. Our trading security portfolio was immaterial at year-end 2000 and 1999. Realized and unrealized gains (losses) related to trading securities are included in net investment income, however, trading securities did not have a material effect on net investment income in 2000, 1999, and 1998.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

Mortgage Loans

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments (continued)

Policy Loans

Policy loans are reported at unpaid principal balance.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Dollar Roll Agreements

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. We account for dollar rolls as short-term collateralized financings and include the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2000, CIP of $15.6 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 2.5% to 7.88%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 Other Assets

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduce goodwill to an amount that results in the book value of the subsidiary approximating fair value.

1.8 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2000.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $20 million, $28 million, and $63 million, during 2000, 1999, and 1998, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 Participating Policy Contracts

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2000 and 1999.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.11 Participating Policy Contracts (continued)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.4 million, $4.6 million, and $4.9 million in 2000, 1999, and 1998, respectively.

1.12 Income Taxes

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.13 Accounting Changes

SFAS 133

On January 1, 2001, the Company will adopt Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

The adoption of SFAS 133 is not expected to have a material impact on the company's results of operations and financial position in future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

Codification

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes will not result in a significant reduction in the Company's statutory basis-capital and surplus as of adoption.

                    American General Life Insurance Company

2. Investments

2.1 Investment Income

Investment income by type of investment was as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Investment income:
   Fixed maturities                                    $   2,050,503     $   2,118,794    $   2,101,730
   Equity securities                                          22,996            17,227            1,813
   Mortgage loans on real estate                             159,414           134,878          148,447
   Investment real estate                                     22,749            20,553           23,139
   Policy loans                                               71,927            69,684           66,573
   Other long-term investments                                13,062             7,539            3,837
   Short-term investments                                     66,296            24,874           15,492
   Investment income from affiliates                          10,733             8,695           10,536
                                                     ------------------------------------------------------
Gross investment income                                    2,417,680         2,402,244        2,371,567
Investment expenses                                           54,986            54,048           54,634
                                                     ------------------------------------------------------
Net investment income                                  $   2,362,694     $   2,348,196    $   2,316,933
                                                     ======================================================

The carrying value of investments that produced no investment income during 2000 was less than 1.5% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2000, 1999, or 1998.

                    American General Life Insurance Company

2. Investments (continued)

2.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Fixed maturities:
   Gross gains                                         $      62,856     $     118,427     $     20,109
   Gross losses                                             (174,057)         (102,299)         (62,657)
                                                     ------------------------------------------------------
Total fixed maturities                                      (111,201)           16,128          (42,548)
Equity securities                                                  -               793              645
Other investments                                             13,092           (11,570)           8,118
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   before tax                                                (98,109)            5,351          (33,785)
Income tax expense (benefit)                                 (34,338)            1,874          (11,826)
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   after tax                                           $     (63,771)    $       3,477     $    (21,959)
                                                     ======================================================

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2000 and 1999 were as follows:

                                                                 Gross            Gross
                                               Amortized       Unrealized        Unrealized          Fair
                                                 Cost            Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Fixed maturity securities:
   Corporate securities:
      Investment-grade                     $    18,495,450   $       420,049   $    (420,341)   $    18,495,158
      Below investment-grade                     1,662,879            14,888        (287,880)         1,389,887
   Mortgage-backed securities*                   6,340,762           145,597          (5,907)         6,480,452
   U.S. government obligations                     215,220            22,526             (21)           237,725
   Foreign governments                             209,305             7,402          (1,655)           215,052
   State and political subdivisions                168,302             2,940          (4,821)           166,421
   Redeemable preferred stocks                       7,060                 -             (60)             7,000
                                         ------------------------------------------------------------------------
Total fixed maturity securities            $    27,098,978   $       613,402   $    (720,685)   $    26,991,695
                                         ========================================================================
Equity securities                          $       413,959   $        10,146   $     (10,197)   $       413,908
                                         ========================================================================
Investment in Parent Company               $         8,597   $        48,422   $           -    $        57,019
                                         ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

                                                                   Gross              Gross
                                                 Amortized       Unrealized         Unrealized          Fair
                                                   Cost             Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 1999 Fixed maturity securities:
   Corporate securities:
      Investment-grade                        $  19,455,518     $ 134,003         $ (704,194)      $ 18,885,326
      Below investment-grade                      1,368,494        11,863           (114,260)         1,266,098
   Mortgage-backed securities*                    6,195,003        45,022            (74,746)         6,165,279
   U.S. government obligations                      276,621        15,217             (2,376)           289,462
   Foreign governments                              245,782         5,774             (1,767)           249,789
   State and political subdivisions                 154,034           499            (10,836)           143,697
   Redeemable preferred stocks                       29,715            43                  -             29,758
                                            ------------------------------------------------------------------------
Total fixed maturity securities               $  27,725,167     $ 212,421         $ (908,179)      $ 27,029,409
                                            ========================================================================
Equity securities                             $     198,640     $  39,381         $     (956)      $    237,065
                                            ========================================================================
Investment in Parent Company                  $       8,597     $  44,486         $        -       $     53,083
                                            ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                            2000              1999
                                                      -------------------------------
                                                            (In Thousands)
Gross unrealized gains                                  $   671,970     $    296,288
Gross unrealized losses                                    (730,882)        (909,135)
DPAC and other fair value adjustments                        23,119          200,353
Deferred federal income taxes                                 4,330           55,631
Other                                                            (3)              (2)
                                                      --------------------------------
Net unrealized losses on securities                     $   (31,466)    $   (356,865)
                                                      ================================

The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                   2000                             1999
                                    -----------------------------------------------------------------------
                                         Amortized         Market         Amortized        Market
                                           Cost             Value           Cost            Value
                                    -----------------------------------------------------------------------
                                              (In thousands)                     (In thousands)
Fixed maturity securities, excluding
 mortgage-backed securities:
      Due in one year or less         $   832,001      $    833,695     $   810,124       $   813,683
      Due after one year through
         five years                     5,539,620         5,562,918       5,380,557         5,394,918
      Due after five years through
         ten years                      7,492,395         7,433,403       8,350,207         8,080,065
      Due after ten years               6,894,200         6,681,227       6,988,799         6,575,461
Mortgage-backed securities              6,340,762         6,480,452       6,195,480         6,165,282
                                    -----------------------------------------------------------------------
Total fixed maturity securities       $27,098,978      $ 26,991,695     $27,725,167       $27,029,409
                                    =======================================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $12.3 billion, $12.3 billion, and $5.4 billion, during 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2000 and 1999:

                                      Outstanding    Percent of        Percents
                                        Amount          Total        Nonperforming
                                     ---------------------------------------------
                                     (In Millions)
December 31, 2000
Geographic distribution:
   South Atlantic                        $     461        22.0%          0.0%
   Pacific                                     374        17.9           7.6
   West South Central                          200         9.6           0.0
   East South Central                          158         7.6           0.0
   East North Central                          290        13.9           0.0
   Mid-Atlantic                                374        18.0           0.0
   Mountain                                     89         4.3           0.0
   West North Central                           68         3.3           0.0
   New England                                  79         3.8           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

Property type:
   Retail                                $     596        28.5%          0.0%
   Office                                      900        43.2           3.2
   Industrial                                  300        14.4           0.0
   Apartments                                  181         8.7           0.0
   Hotel/motel                                  77         3.7           0.0
   Other                                        39         1.9           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate (continued)

                                  Outstanding        Percent of         Percent
                                    Amount             Total          Nonperforming
                                -------------------------------------------------------
                                 (In Millions)
December 31, 1999
Geographic distribution:
   South Atlantic                   $     470            24.6%             0.2%
   Pacific                                363            18.9              7.8
   Mid-Atlantic                           185             9.6              0.0
   East North Central                     144             7.5              0.0
   Mountain                               256            13.3              0.0
   West South Central                     323            16.8              0.9
   East South Central                     107             5.6             13.8
   West North Central                      43             2.2              0.0
   New England                             44             2.3              0.0
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Property type:
   Office                           $     628            32.6%             2.5%
   Retail                                 746            38.9              4.2
   Industrial                             302            15.7              0.0
   Apartments                             189             9.9              0.0
   Hotel/motel                             46             2.4              0.0
   Other                                   24             1.3              0.2
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. Deferred Policy Acquisitions Costs

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                            2000              1999                1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Balance at January 1                                   $     1,956,653   $     1,087,718    $       835,031
   Capitalization                                              174,379           191,143            135,023
   Accretion of interest                                       124,927           116,711            109,173
   Amortization                                                (23,443)         (101,066)          (125,062)
   Effect of net realized and unrealized gains
      (losses) on securities                                  (141,706)          662,147            133,553
                                                     --------------------------------------------------------
Balance at December 31                                 $     2,090,810   $     1,956,653    $     1,087,718
                                                     ========================================================

4. Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Goodwill                                               $      27,069    $      52,317
Cost of insurance purchased ("CIP")                           15,598           19,014
Computer software                                             73,215          117,571
Other                                                        112,803           61,397
                                                     ------------------------------------
Total other assets                                     $     228,685    $     250,299
                                                     ====================================

                    American General Life Insurance Company

4. Other Assets (continued)

A rollforward of CIP for the year ended December 31, 2000, was as follows:

                                                       2000              1999
                                                 ------------------------------------
                                                           (In Thousands)
Balance at January 1                               $      19,014    $      22,113
Accretion of interest at 5.02%                               788              926
Amortization                                              (3,432)          (4,025)
Other changes                                               (772)               -
                                                 ------------------------------------
Balance at December 31                             $      15,598    $      19,014
                                                 ====================================

5. Federal Income Taxes

5.1 Tax Liabilities

Income tax liabilities were as follows:

                                                                    December 31
                                                              2000              1999
                                                        ------------------------------------
                                                                  (In Thousands)
Current tax (receivable) payable                          $       9,260    $      25,074
Deferred tax liabilities, applicable to:
   Net income                                                   463,117          405,889
   Net unrealized investment gains                               (6,063)         (55,631)
                                                        ------------------------------------
Total deferred tax liabilities                                  457,054          350,258
                                                        ------------------------------------
Total current and deferred tax liabilities                $     466,314    $     375,332
                                                        ====================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.1 Tax Liabilities (continued)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                     $     624,393    $     601,678
   Basis differential of investments                                            55,603                -
   Other                                                                       143,307          171,763
                                                                        ------------------------------------
Total deferred tax liabilities                                                 823,303          773,441

Deferred tax assets applicable to:
   Policy reserves                                                            (285,488)        (215,465)
   Basis differential of investments                                                 -         (158,421)
   Other                                                                       (89,761)        (141,236)
                                                                       ------------------------------------
Total deferred tax assets before valuation allowance                          (375,249)        (515,122)
Valuation allowance                                                              9,000           91,939
                                                                       ------------------------------------
Total deferred tax assets, net of valuation allowance                         (366,249)        (423,183)
                                                                       ------------------------------------
Net deferred tax liabilities                                             $     457,054    $     350,258
                                                                       ====================================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income form operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2000, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.2 Tax Expense

Components of income tax expense for the years were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Current expense                                         $    174,263      $    176,725     $    134,344
Deferred expense (benefit):
   Deferred policy acquisition cost                           82,739            65,377           33,230
   Policy reserves                                            12,738           (22,654)           2,189
   Basis differential of investments                          14,627            (4,729)          11,969
   Litigation settlement                                       2,764            22,641          (33,983)
   Year 2000                                                       -                 -           (9,653)
   Internally developed software                               3,702            18,654                -
   Other, net                                                (29,973)            7,182           15,623
                                                     ------------------------------------------------------
Total deferred expense                                        86,597            86,471           19,375
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Income tax at statutory percentage of
   GAAP pretax income                                   $    279,241      $    266,386     $    164,638
Tax-exempt investment income                                 (16,654)          (16,423)         (11,278)
Goodwill                                                         669               853              712
Other                                                         (2,396)           12,380             (353)
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.3 Taxes Paid

Income taxes paid amounted to approximately $182 million, $126 million, and $159 million, in 2000, 1999, and 1998, respectively.

5.4 Tax Return Examinations

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1992. The IRS is currently examining tax returns for 1993 through 1999. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. Transactions With Affiliates

Affiliated notes and accounts receivable were as follows:

                                               December 31, 2000                December 31, 1999
                                       --------------------------------------------------------------------
                                           Par Value       Book Value       Par Value       Book Value
                                       --------------------------------------------------------------------
                                                                 (In Thousands)
American General Corporation,
   9%, due 2008                           $     4,725      $     3,486     $    4,725       $     3,410
American General Corporation,
   Promissory notes, due 2004                   9,786            9,786         12,232            12,232
American General Corporation,
   Restricted Subordinated Note,
   13 1/2%, due 2002                           25,321           25,321         27,378            27,378
                                       --------------------------------------------------------------------
Total notes receivable from affiliates         39,832           38,593         44,335            43,020
Accounts receivable from affiliates                 -           39,632              -            32,175
                                       --------------------------------------------------------------------
Indebtedness from affiliates              $    39,832      $    78,225     $   44,335       $    75,195
                                       ====================================================================

                    American General Life Insurance Company

6. Transactions With Affiliates (continued)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $85,002,378, $55,318,000, and $46,921,000, for such services in
2000, 1999, and 1998, respectively. Accounts payable for such services at December 31, 2000 and 1999 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $171,650,000, $138,885,000, and $66,550,000, for such services and rent in 2000, 1999, and
1998, respectively. Accounts receivable for rent and services at December 31, 2000 and 1999 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. Benefit Plans

7.1 Pension Plans

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 65% and 28%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $58 million.

The components of pension (income) expense and underlying assumptions were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Service cost                                            $      4,605      $      3,575     $      3,693
Interest cost                                                  9,818             7,440            6,289
Expected return on plan assets                               (17,815)          (12,670)          (9,322)
Amortization                                                    (918)             (820)            (557)
Recognized Net Actuarial Loss/(Gain)                            (868)                -                -
                                                     ------------------------------------------------------
Pension (income) expense                                $     (5,178)     $     (2,475)    $        103
                                                     ======================================================

Discount rate on benefit obligation                             8.00%             7.75%            7.00%
Rate of increase in compensation levels                         4.50%             4.25%            4.25%
Expected long-term rate of return on plan assets
                                                               10.35%            10.35%           10.25%

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:


                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
Projected benefit obligation (PBO)                        $    130,175     $    100,600
Plan assets at fair value                                      187,266          145,863
                                                       ------------------------------------
Plan assets at fair value in excess of PBO                      57,091           45,263
Other unrecognized items, net                                  (32,730)         (26,076)
                                                       ------------------------------------
Prepaid pension expense                                   $     24,361     $     19,187
                                                       ====================================

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The change in PBO was as follows:

                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
PBO at January 1                                          $    100,600     $     96,554
Service and interest costs                                      14,423           11,015
Benefits paid                                                   (5,394)          (4,919)
Actuarial loss                                                   1,668          (12,036)
Amendments, transfers, and acquisitions                         18,878            9,986
                                                       ------------------------------------
PBO at December 31                                        $    130,175     $    100,600
                                                       ====================================

The change in the fair value of plan assets was as follows:

                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Fair value of plan assets at January 1                  $    145,863     $    120,898
Actual return on plan assets                                   9,249           17,934
Benefits paid                                                 (5,344)          (4,919)
Acquisitions and other                                        37,498           11,950
                                                     ------------------------------------
Fair value of plan assets at December 31                $    187,266     $    145,863
                                                     ====================================

Postretirement Benefits Other Than Pensions

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.2 Postretirement Benefits Other Than Pensions (continued)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 2000, 1999, and 1998 was $35,000, $254,000, and $60,000, respectively. The accrued liability for postretirement benefits was $20.5 million and $18.8 million at December 31, 2000, 1999, and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans.

8. Derivative Financial Instruments

8.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk. The Company uses interest rate and currency swap agreements and options to enter into interest rate swap agreements. The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

8.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                             2000        1999
                                                                       ---------------------------
                                                                           (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
   Notional amount                                                        $   160      $    160
   Average receive rate                                                      6.74%         6.73%
   Average pay rate                                                          6.94%         6.55%
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                   $    74      $    124
      Average exchange rate                                                  1.43          1.50
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                   $    23      $     23
      Average exchange rate                                                  1.85          0.65

8.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.3 Swaptions (continued)

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                           2000          1999
                                      ------------------------------
                                          (Dollars in Millions)
Call swaptions:
   Notional amount                       $    723      $   3,780
   Average strike rate                       5.00%          4.52%

Put swaptions:
   Notional amount                       $    790      $   2,140
   Average strike rate                       8.70%          8.60%

8.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                   2000                      1999
                                           Fair       Carrying         Fair       Carrying
                                          Value        Amount         Value        Amount
                                    ----------------------------------------------------------------
                                                                (In millions)
Assets
Fixed maturity and equity securities    $ 27,406      $  27,406       $  27,266      $ 27,266
Mortgage loans on real estate              2,090          2,084           1,829         1,919
Policy loans                               1,357          1,297           1,205         1,235
Short-term investments                       140            140             124           124
Assets held in separate accounts          22,226         22,226          23,232        23,232

Liabilities
Insurance investment contracts            25,038         25,328          24,099        25,917
Liabilities related to separate
    accounting                            22,226         22,226          23,232        23,232

The following methods and assumptions were used to estimate the fair value of financial instruments:

         Fixed Maturity and Equity Securities

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Mortgage Loans on Real Estate

         Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

         Policy Loans

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

         Investment in Parent Company

         The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

         Assets and Liabilities Related to Separate Accounts

         The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

         Derivative Financial Instruments

         If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $4.7 million at December 31, 2000 and 1999, respectively, and received $11.4 million and $2.3 million at December 31, 2000 and 1999. These fair values were estimated using cash flows discounted at current market rates.

         Insurance Investment Contracts

         Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Indebtedness From Affiliates

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. Dividends Paid

American General Life Insurance Company paid $251 million, $187 million, and $244 million, in dividends on common stock to AGC Life Insurance Company in 2000, 1999, and 1998, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2000, 1999, and 1998.

11. Restrictions, Commitments, and Contingencies

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2000, approximately $3.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.3 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2000, the Company has a remaining market conduct litigation liability of $6.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2000 and 1999, the Company has accrued $3.8 million and $8.6 million, respectively, for guaranty fund assessments, net of $-0- million and $3.4 million, respectively, of premium tax deductions. The Company has recorded receivables of $5.9 million and $4.4 million at December 31, 2000 and 1999, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $6.2 million, $2.1 million, and $3.6 million, in 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

12. Reinsurance

Reinsurance transactions for the years ended December 31, 2000, 1999, and 1998 were as follows:

                                                            Ceded to        Assumed                          Percentage
                                                Gross         Other        From Other                        of Amount
                                               Amount       Companies      Companies        Net Amount      Assumed to Net
                                         -----------------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Life insurance in force                    $ 53,258,777    $ 21,254,765     $    401,854    $ 32,405,866        1.24%
                                         ====================================================================
Premiums:
   Life insurance and annuities                 138,418          77,566              810          61,662        1.31%
   Accident and health insurance                    877             127                -             750        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    139,295    $     77,693     $        810    $     62,412        1.30%
                                         ====================================================================
December 31, 1999
Life insurance in force                    $ 50,060,334    $ 17,056,734     $    524,062    $ 33,527,662        1.56%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $    101,900    $     49,530     $        252    $     52,622        0.48%
   Accident and health insurance                    977              84                -             893        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    102,877    $     49,614     $        252    $     53,515        0.47%
                                         ====================================================================
December 31, 1998
Life insurance in force                    $ 46,057,031    $ 13,288,183     $    629,791    $ 33,398,639        1.89%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $     90,298    $     42,235     $        117    $     48,180        0.24%
   Accident and health insurance                  1,134              87                -           1,047        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $     91,432    $     42,322     $        117    $     49,227        0.24%
                                         ====================================================================

Reinsurance recoverable on paid losses was approximately $12.2 million, $8.0 million, and $7.7 million, at December 31, 2000, 1999, and 1998, respectively. Reinsurance recoverable on unpaid losses was approximately $3.2 million, $10.5 million, and $2.5 million, at December 31, 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

13. Division Operations

13.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. Division Operations

13.2 Division Results

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                                Revenues                  Income Before Taxes                   Earnings
                     ------------------------------------------------------------------------------------------------
                        2000      1999      1998       2000       1999       1998       2000       1999      1998
                     ------------------------------------------------------------------------------------------------
                                                              (In Millions)
Retirement Services    $ 2,215   $ 2,088   $ 1,987    $   702    $  567    $  469     $   463     $  374    $ 315
Life Insurance             942       883       870        199       191       162         143        123      107
                     ------------------------------------------------------------------------------------------------
Total divisions          3,157     2,971     2,857        901       758       631         606        497      422
Goodwill amortization        -         -         -         (1)       (2)       (2)         (1)        (2)      (2)
RG (L)                     (98)        5       (34)       (98)        5       (34)        (64)         3      (22)
Nonrecurring items           -         -         -          -         -      (125)(a)       -          -      (81)(a)
                     ------------------------------------------------------------------------------------------------
Total consolidated     $ 3,059   $ 2,976   $ 2,823    $   802    $  761    $  470     $   541     $  498    $ 317
                     ================================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

Division balance sheet information was as follows:

                                                                 Assets                       Liabilities
                                                    -----------------------------------------------------------------
                                                                              December 31
                                                    -----------------------------------------------------------------
In millions                                               2000            1999            2000            1999
                                                    -----------------------------------------------------------------
Retirement Services                                    $    46,356     $    47,323     $    43,970     $    45,359
Life Insurance                                              10,685           9,837           9,610           8,955
                                                    -----------------------------------------------------------------
Total consolidated                                     $    57,041     $    57,160     $    53,580     $    54,314
                                                    =================================================================

                    American General Life Insurance Company

14. Subsequent Event

On March 11, 2001, American General Corporation entered into a definitive merger agreement with Prudential plc. Under the agreement, American General Corporation's shareholders will exchange shares of American General Corporation's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

INDEX OF WORDS AND PHRASES

     This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                                       PAGE TO
                                                                     SEE IN THIS
DEFINED TERM                                                          PROSPECTUS
------------                                                         -----------

accumulation value......................................................    6
AGL.....................................................................    1
AGLC....................................................................   48
AG Legacy Plus..........................................................    1
amount at risk..........................................................    7
automatic rebalancing...................................................    6
basis...................................................................   30
beneficiary.............................................................   36
cash surrender value....................................................   15
close of business.......................................................   38
Code....................................................................   29
cost of insurance rates.................................................   37
daily charge............................................................    7
date of issue...........................................................   38
death benefit...........................................................   12
dollar cost averaging...................................................    5
full surrender..........................................................   15
Fund....................................................................    2
investment option.......................................................    1
lapse...................................................................   13
loan, loan interest.....................................................   13
maturity, maturity date.................................................   17
modified endowment contract.............................................   30
monthly deduction day...................................................   38
monthly insurance charge................................................    7
Mutual Fund.............................................................    2
option 1, 2.............................................................   12
partial surrender.......................................................   15
payment option..........................................................   17
planned periodic premium................................................   13
Policy..................................................................    1

                                                                       PAGE TO
                                                                     SEE IN THIS
DEFINED TERM                                                          PROSPECTUS
------------                                                         -----------

Policy loan.............................................................   16
Policy month, year......................................................   38
preferred loan interest.................................................   16
premium payments........................................................    5
premiums................................................................    5
prospectus..............................................................    1
reinstate, reinstatement................................................   13
SEC.....................................................................    2
separate account........................................................    1
Separate Account VL-R...................................................   28
seven-pay test..........................................................   29
specified amount........................................................    7
surrender...............................................................   15
telephone transactions..................................................   20
transfers...............................................................   14
valuation date, period..................................................   37

     We have filed a registration statement relating to Separate Account VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

     You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

PART II

(OTHER INFORMATION)


UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII,
Section 1 for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

The facing sheet.
Cross-Reference Table.
Prospectus, consisting of 52 pages of text, plus 45 financial pages of American
  General Life Insurance Company.
The undertaking to file reports.
The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons:

     Independent Auditors

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (1)(a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

          (1)(b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

          (2)    Not applicable.

          (3)(a) Form of Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. (16)

          (3)(b) Form of Selling Group Agreement.  (16)

          (3)(c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this amended Registration Statement).

          (4)    Not applicable.

          (5) Specimen form of the "Key Legacy Plus" Variable Universal Life Insurance Policy (Policy Form No. 99616). (11)

          (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                 (2)

          (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

          (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

          (7)         Not applicable.

          (8)(a)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

          (8)(a)(ii) Form of Amendment Three to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated dated as of February 1, 2000. (12)

          (8)(a)(iii) Form of Amendment Four to Participation Agreement by and
                      among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (16)

          (8)(b)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company.
                      (10)

          (8)(b)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

          (8)(b)(iii) Form of Amendment Two to Participation Agreement by and
                      between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

          (8)(b)(iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

          (8)(c)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

          (8)(c)(ii) Form of Amendment Four to Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company dated as of May 1, 2000. (15)

          (8)(c)(iii) Form of Amendment Five to Participation Agreement by and
                      among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (17)

          (8)(d)(i) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

          (8)(d)(ii) Form of Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American General Life Insurance Company. (12)

          (8)(e)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. dated as of January 24, 1997. (9)

          (8)(e)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. dated as of June 30, 1997. (8)

          (8)(e)(iii) Form of Amendment Five to Amended and Restated
                      Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management Inc. and Van Kampen Funds Inc. (12)

          (8)(e)(iv) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., American General Life Insurance Company and American General Securities Incorporated. (16)

          (8)(f) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (12)

          (8)(g)(i) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (15)

          (8)(g)(ii) Form of Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American General Life Insurance Company. (Filed herewith)

          (8)(h) Form of Participation Agreement by and between American General Life Insurance Company, American General Securities Incorporated, The Victory

                     Variable Insurance Funds and BISYS Fund Services Limited Partnership. (13)

          (8)(i) Form of Shareholders Service Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (13)

          (8)(j)(i) Sales Agreement by and between American General Life Insurance Company and Neuberger & Berman Advisers Management Trust, and Neuberger & Berman Management Incorporated. (13)

          (8)(j)(ii) Form of Assignment and Modification Agreement by and
                     between Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, and American General Life Insurance Company. (13)

          (8)(k) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

          (8)(l) Form of Administrative Services Agreement between American General Life Insurance Company and Van Kampen Asset Management Inc. (14)

          (8)(m) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

          (8)(n) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

          (8)(o) Form of Administrative Services Agreement by and among American General Life Insurance Company and
                     OppenheimerFunds, Inc. (12)

          (8)(p) Form of Administrative Services Agreement by and between American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (18)

          (8)(q) Form of Administrative Services Agreement between Neuberger & Berman Management Inc. and American General Life Insurance Company. (13)

          (8)(r) Form of Administrative Services Agreement between Key Asset Management, Inc. and American General Life Insurance Company. (13)

          (8)(s)(i) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (17)

          (8)(s)(ii) Form of PIMCO Variable Insurance Trust Series Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (17)

          (8)(s)(iii) Form of Services Agreement by and between American General
                      Life Insurance Company and Pacific Investment Management, LLC. (17)

          (8)(t)(i) Form of Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (17)

          (8)(t)(ii) Form of Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company.
                      (17)

          (8)(t)(iii) Form of Service Contract by and between Fidelity
                      Distributors Corporation and American General Life Insurance Company. (17)

          (8)(t)(iv) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (17)

          (9)         Not applicable.

         (10)(a)      Single Insured Life Insurance Application - Part A.  (11)

         (10)(b)      Single Insured Life Insurance Application - Part B.  (11)

         (10)(c)      Medical Exam Form Life Insurance Application.  (11)

         (10)(d)      Single Insured Simplified Life Insurance Application. (12)

         (10)(e) Variable Universal Life Insurance Supplemental Application. (Filed herewith)

         (10)(f)      Service Request Form.  (Filed herewith)

         (10)(g) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (Filed herewith)

     Other Exhibits

           2(a) Opinion and Consent of Pauletta P. Cohn, Deputy General Counsel of American General Life Companies. (13)

           2(b) Opinion and Consent of American General Life Insurance Company's actuary. (13)

           3          Not applicable.

           4          Not applicable.

           6          Consent of Independent Auditors. (Filed herewith)

           7          Powers of Attorney.  (Filed herewith on Signature Pages)

          27          Financial Data Schedule.  Not applicable.

----------------------
/1/ Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

/2/ Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

/3/ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

/4/ Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

/5/ Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

/6/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

/7/ Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

/8/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

/9/ Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account VL-R filed on April 30, 1997.

/10/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
     Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

/11/ Incorporated by reference to initial filing of Form S-6 Registration
     Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on October 29, 1999.

/12/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6
     Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

/13/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6
     Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

/14/ Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4
     Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

/15/ Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6
     Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

/16/ Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6
     Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

/17/ Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6
     Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

/18/ Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6
     Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 9th day of April, 2001.


                              AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              SEPARATE ACCOUNT VL-R
                              (Registrant)

                         BY:  AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              (On behalf of the Registrant and itself)



                         BY:  /s/  ROBERT F. HERBERT, JR.
                              ---------------------------
                              Robert F. Herbert, Jr.
                              Senior Vice President, Treasurer and
                                 Controller


[SEAL]



ATTEST:  /s/  LAUREN W. JONES
         --------------------
         Lauren W. Jones
         Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                      Date
---------                           -----                      ----


/s/  RODNEY O. MARTIN, JR.          Director, Chairman and     April 9, 2001
--------------------------          Chief Executive Officer
Rodney O. Martin, Jr.



/s/  DONALD W. BRITTON              Director and President     April 9, 2001
----------------------
Donald W. Britton



/s/  DAVID L. HERZOG                Director, Executive Vice   April 9, 2001
--------------------                President and Chief
David L. Herzog                     Financial Officer




/s/  DAVID A. FRAVEL                Director                   April 9, 2001
--------------------
David A. Fravel



/s/  ROYCE G. IMHOFF, II            Director                   April 9, 2001
------------------------
Royce G. Imhoff, II



/s/  JOHN V. LAGRASSE               Director                   April 9, 2001
---------------------
John V. LaGrasse



/s/  THOMAS M. ZUREK                Director                   April 9, 2001
--------------------
Thomas M. Zurek

EXHIBIT INDEX
-------------

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

     (8)(g)(ii) Form of Amendment to Participation Agreement between Franklin
                Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American General Life Insurance Company.

     (10)(e)    Variable Universal Life Insurance Supplemental Application.

     (10)(f)    Service Request Form.

     (10)(g) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.

     Other Exhibits

     6  Consent of Independent Auditors

                                      E-1